PLAIC Variable Annuity Account S

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life and Annuity Insurance Company and Contract Owners of PLAIC Variable Annuity Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise PLAIC Variable Annuity Account S (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Empower Bond Index Fund, Investor Class

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio, Service Class 2

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

Morgan Stanley VIF Growth Portfolio, Class II

PIMCO VIT High Yield Portfolio, Advisor Class

PIMCO VIT Income Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Invesco V.I. Conservative Balanced Fund, Series II

The statement of changes in net assets for the period from January 1, 2024 to December 5, 2024 (date of liquidation).

Morgan Stanley VIF Global Infrastructure Portfolio

Statement of changes in net assets for the period from January 29, 2024 (date trading commenced) to December 31, 2024.

PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from February 13, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from February 16, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Growth Portfolio, Service Class 2

LVIP American Century Ultra Fund, Standard Class II

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT III Mid Cap Value Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from March 27, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Global Real Estate Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from July 12, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Contrafund Portfolio, Service Class 2

Morgan Stanley VIF Discovery Portfolio, Class II

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from July 25, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from August 15, 2024 (date trading commenced) to December 31, 2024.

MFS VIT Mid Cap Growth Series, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from September 17, 2024 (date trading commenced) to December 31, 2024.

Janus Henderson VIT Balanced Portfolio, Service Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 14, 2024 (date trading commenced) to December 31, 2024.

American Funds IS Capital Income Builder, Class 4

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 17, 2024 (date trading commenced) to December 31, 2024.

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from January 31, 2025 (date trading commenced) to December 31, 2025.

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

ASSETS:
Investments at fair value (1)	$88,423	$1,503,225	$637,918	$215,658	$730,921	$3,470	$688,817
Receivable from the fund manager	1	1,663	124	6	201	-	1,167
Receivable from the Company	-	-	-	-	-	-	-
Total assets	88,424	1,504,888	638,042	215,664	731,122	3,470	689,984

LIABILITIES:
Payable to the Contracts	1	1,663	124	6	201	-	1,167
Payable to the Company	-	10	2	2	4	-	3
Total liabilities	1	1,673	126	8	205	-	1,170

NET ASSETS	$88,423	$1,503,215	$637,916	$215,656	$730,917	$3,470	$688,814

ANALYSIS OF NET ASSETS
Accumulation period	$88,423	$1,503,215	$637,916	$215,656	$730,917	$3,470	$688,814
Annuity period	-	-	-	-	-	-	-
Total net assets	$88,423	$1,503,215	$637,916	$215,656	$730,917	$3,470	$688,814

Fair value per share (NAV)	$16.29	$81.48	$30.85	$9.86	$26.77	$14.46	$17.85
Shares outstanding in the Separate Account	5,428	18,449	20,678	21,872	27,304	240	38,589

(1) Investments in mutual fund shares, at cost	$101,171	$1,263,092	$632,417	$275,799	$701,761	$3,117	$500,629

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

ASSETS:
Investments at fair value (1)	$491,576	$235,671	$986,191	$825,402	$84,844	$183,264	$1,045,158
Receivable from the fund manager	62	33	9	999	1	105	1,288
Receivable from the Company	-	-	-	-	-	-	-
Total assets	491,638	235,704	986,200	826,401	84,845	183,369	1,046,446

LIABILITIES:
Payable to the Contracts	62	33	9	999	1	105	1,288
Payable to the Company	3	1	12	6	24	-	2
Total liabilities	65	34	21	1,005	25	105	1,290

NET ASSETS	$491,573	$235,670	$986,179	$825,396	$84,820	$183,264	$1,045,156

ANALYSIS OF NET ASSETS
Accumulation period	$491,573	$235,670	$986,179	$825,396	$84,820	$183,264	$1,045,156
Annuity period	-	-	-	-	-	-	-
Total net assets	$491,573	$235,670	$986,179	$825,396	$84,820	$183,264	$1,045,156

Fair value per share (NAV)	$37.55	$18.97	$134.39	$64.77	$21.83	$31.71	$9.31
Shares outstanding in the Separate Account	13,091	12,423	7,338	12,744	3,887	5,779	112,262

(1) Investments in mutual fund shares, at cost	$442,579	$233,766	$736,117	$763,490	$62,862	$153,504	$1,092,704

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

ASSETS:
Investments at fair value (1)	$687,460	$536,269	$569,443	$78,595	$499,502	$948,146	$2,600
Receivable from the fund manager	884	657	1,972	1	142	1,127	-
Receivable from the Company	-	-	-	-	-	-	5
Total assets	688,344	536,926	571,415	78,596	499,644	949,273	2,605

LIABILITIES:
Payable to the Contracts	884	657	1,972	1	142	1,127	-
Payable to the Company	1	2	1	1	4	4	-
Total liabilities	885	659	1,973	2	146	1,131	-

NET ASSETS	$687,459	$536,267	$569,442	$78,594	$499,498	$948,142	$2,605

ANALYSIS OF NET ASSETS
Accumulation period	$687,459	$536,267	$569,442	$78,594	$499,498	$948,142	$2,605
Annuity period	-	-	-	-	-	-	-
Total net assets	$687,459	$536,267	$569,442	$78,594	$499,498	$948,142	$2,605

Fair value per share (NAV)	$9.74	$17.55	$14.71	$13.34	$11.46	$20.42	$47.01
Shares outstanding in the Separate Account	70,581	30,557	38,711	5,892	43,587	46,432	55

(1) Investments in mutual fund shares, at cost	$735,932	$450,382	$536,648	$78,588	$452,950	$1,024,780	$2,663

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

ASSETS:
Investments at fair value (1)	$258,020	$121,096	$371,258	$378,090	$211,647	$221,377	$156,195
Receivable from the fund manager	207	41	5	163	1	2	175
Receivable from the Company	-	-	-	-	-	-	-
Total assets	258,227	121,137	371,263	378,253	211,648	221,379	156,370

LIABILITIES:
Payable to the Contracts	207	41	5	163	1	2	175
Payable to the Company	3	1	2	1	-	3	1
Total liabilities	210	42	7	164	1	5	176

NET ASSETS	$258,017	$121,095	$371,256	$378,089	$211,647	$221,374	$156,194

ANALYSIS OF NET ASSETS
Accumulation period	$258,017	$121,095	$371,256	$378,089	$211,647	$221,374	$156,194
Annuity period	-	-	-	-	-	-	-
Total net assets	$258,017	$121,095	$371,256	$378,089	$211,647	$221,374	$156,194

Fair value per share (NAV)	$23.51	$25.71	$54.18	$8.56	$9.46	$45.64	$3.74
Shares outstanding in the Separate Account	10,975	4,710	6,852	44,169	22,373	4,851	41,763

(1) Investments in mutual fund shares, at cost	$300,162	$118,942	$329,504	$390,075	$214,939	$168,884	$149,608

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$147,314	$539,002	$2,634,894	$1,688,943	$161,718	$41,000	$1,148,513
Receivable from the fund manager	36	1,355	1,657	1,131	2	93	1,373
Receivable from the Company	-	-	-	91	-	-	-
Total assets	147,350	540,357	2,636,551	1,690,165	161,720	41,093	1,149,886

LIABILITIES:
Payable to the Contracts	36	1,355	1,657	1,131	2	93	1,373
Payable to the Company	1	2	11	-	-	1	-
Total liabilities	37	1,357	1,668	1,131	2	94	1,373

NET ASSETS	$147,313	$539,000	$2,634,883	$1,689,034	$161,718	$40,999	$1,148,513

ANALYSIS OF NET ASSETS
Accumulation period	$147,313	$539,000	$2,634,883	$1,689,034	$161,718	$40,999	$1,148,513
Annuity period	-	-	-	-	-	-	-
Total net assets	$147,313	$539,000	$2,634,883	$1,689,034	$161,718	$40,999	$1,148,513

Fair value per share (NAV)	$13.02	$16.97	$25.45	$9.80	$56.86	$27.10	$15.86
Shares outstanding in the Separate Account	11,314	31,762	103,532	172,341	2,844	1,513	72,416

(1) Investments in mutual fund shares, at cost	$163,585	$454,331	$2,471,434	$1,704,382	$165,655	$38,754	$989,200

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$68,649	$-	$50,503	$154,940	$145,386	$193,348	$1,615,330
Receivable from the fund manager	113	-	-	185	1	102	1,119
Receivable from the Company	-	-	-	4	-	-	-
Total assets	68,762	-	50,503	155,129	145,387	193,450	1,616,449

LIABILITIES:
Payable to the Contracts	113	-	-	185	1	102	1,119
Payable to the Company	1	-	2	-	2	-	634
Total liabilities	114	-	2	185	3	102	1,753

NET ASSETS	$68,648	$-	$50,501	$154,944	$145,384	$193,348	$1,614,696

ANALYSIS OF NET ASSETS
Accumulation period	$68,648	$-	$50,501	$154,944	$145,384	$193,348	$1,614,696
Annuity period	-	-	-	-	-	-	-
Total net assets	$68,648	$-	$50,501	$154,944	$145,384	$193,348	$1,614,696

Fair value per share (NAV)	$11.17	$11.69	$96.40	$92.88	$37.81	$26.25	$13.96
Shares outstanding in the Separate Account	6,146	-	524	1,668	3,845	7,366	115,711

(1) Investments in mutual fund shares, at cost	$70,898	$-	$36,052	$176,472	$138,698	$144,557	$1,330,951

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$848,066	$1,153,701	$1,058,610	$334,332	$223,553	$146,945	$227,000
Receivable from the fund manager	666	876	328	804	139	162	3
Receivable from the Company	-	-	-	-	-	-	-
Total assets	848,732	1,154,577	1,058,938	335,136	223,692	147,107	227,003

LIABILITIES:
Payable to the Contracts	666	876	328	804	139	162	3
Payable to the Company	2	6	6	2	2	1	3
Total liabilities	668	882	334	806	141	163	6

NET ASSETS	$848,064	$1,153,695	$1,058,604	$334,330	$223,551	$146,944	$226,997

ANALYSIS OF NET ASSETS
Accumulation period	$848,064	$1,153,695	$1,058,604	$334,330	$223,551	$146,944	$226,997
Annuity period	-	-	-	-	-	-	-
Total net assets	$848,064	$1,153,695	$1,058,604	$334,330	$223,551	$146,944	$226,997

Fair value per share (NAV)	$10.97	$35.17	$47.54	$24.30	$26.01	$16.17	$6.58
Shares outstanding in the Separate Account	77,308	32,804	22,268	13,759	8,595	9,088	34,498

(1) Investments in mutual fund shares, at cost	$901,461	$1,281,954	$758,719	$224,430	$192,247	$144,525	$218,357

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class

ASSETS:
Investments at fair value (1)	$252,893	$702,315	$241,871	$308,441	$4,194	$126,024	$164,630
Receivable from the fund manager	3	115	317	175	-	1	410
Receivable from the Company	-	-	-	5	-	-	-
Total assets	252,896	702,430	242,188	308,621	4,194	126,025	165,040

LIABILITIES:
Payable to the Contracts	3	115	317	175	-	1	410
Payable to the Company	-	5	1	-	1	5	1
Total liabilities	3	120	318	175	1	6	411

NET ASSETS	$252,893	$702,310	$241,870	$308,446	$4,193	$126,019	$164,629

ANALYSIS OF NET ASSETS
Accumulation period	$252,893	$702,310	$241,870	$308,446	$4,193	$126,019	$164,629
Annuity period	-	-	-	-	-	-	-
Total net assets	$252,893	$702,310	$241,870	$308,446	$4,193	$126,019	$164,629

Fair value per share (NAV)	$15.16	$28.04	$13.87	$14.31	$9.73	$9.79	$16.54
Shares outstanding in the Separate Account	16,682	25,047	17,438	21,555	431	12,873	9,953

(1) Investments in mutual fund shares, at cost	$244,311	$681,442	$269,466	$297,178	$4,149	$153,521	$191,647

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II

ASSETS:
Investments at fair value (1)	$313,717	$76,774	$758,652	$1,371,939	$257,102	$280,779	$99,723
Receivable from the fund manager	467	8	647	173	353	103	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	314,184	76,782	759,299	1,372,112	257,455	280,882	99,724

LIABILITIES:
Payable to the Contracts	467	8	647	173	353	103	1
Payable to the Company	2	-	4	4	3	-	1
Total liabilities	469	8	651	177	356	103	2

NET ASSETS	$313,715	$76,774	$758,648	$1,371,935	$257,099	$280,779	$99,722

ANALYSIS OF NET ASSETS
Accumulation period	$313,715	$76,774	$758,648	$1,371,935	$257,099	$280,779	$99,722
Annuity period	-	-	-	-	-	-	-
Total net assets	$313,715	$76,774	$758,648	$1,371,935	$257,099	$280,779	$99,722

Fair value per share (NAV)	$14.05	$15.18	$21.29	$18.12	$13.80	$10.54	$21.34
Shares outstanding in the Separate Account	22,329	5,058	35,634	75,714	18,631	26,639	4,673

(1) Investments in mutual fund shares, at cost	$280,399	$69,304	$719,578	$1,343,974	$300,964	$281,920	$105,431

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

ASSETS:
Investments at fair value (1)	$57,067	$546,729	$6,944	$66,381	$-	$90,271	$266,112
Receivable from the fund manager	60	520	10	1	-	212	70
Receivable from the Company	-	-	-	1	-	2	-
Total assets	57,127	547,249	6,954	66,383	-	90,485	266,182

LIABILITIES:
Payable to the Contracts	60	520	10	1	-	212	70
Payable to the Company	1	2	1	-	-	-	-
Total liabilities	61	522	11	1	-	212	70

NET ASSETS	$57,066	$546,727	$6,943	$66,382	$-	$90,273	$266,112

ANALYSIS OF NET ASSETS
Accumulation period	$57,066	$546,727	$6,943	$66,382	$-	$90,273	$266,112
Annuity period	-	-	-	-	-	-	-
Total net assets	$57,066	$546,727	$6,943	$66,382	$-	$90,273	$266,112

Fair value per share (NAV)	$21.45	$27.71	$1.00	$59.48	$23.94	$53.02	$10.61
Shares outstanding in the Separate Account	2,660	19,730	6,944	1,116	-	1,703	25,081

(1) Investments in mutual fund shares, at cost	$72,269	$528,888	$6,944	$60,744	$-	$74,267	$267,140

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Ultra Fund, Standard Class II	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$124,209	$159,699	$-	$109,971	$118,799	$-	$6,582
Receivable from the fund manager	312	170	-	1	1	-	-
Receivable from the Company	-	-	-	-	1	-	-
Total assets	124,521	159,869	-	109,972	118,801	-	6,582

LIABILITIES:
Payable to the Contracts	312	170	-	1	1	-	-
Payable to the Company	1	-	-	1	-	-	1
Total liabilities	313	170	-	2	1	-	1

NET ASSETS	$124,208	$159,699	$-	$109,970	$118,800	$-	$6,581

ANALYSIS OF NET ASSETS
Accumulation period	$124,208	$159,699	$-	$109,970	$118,800	$-	$6,581
Annuity period	-	-	-	-	-	-	-
Total net assets	$124,208	$159,699	$-	$109,970	$118,800	$-	$6,581

Fair value per share (NAV)	$18.98	$13.26	$31.50	$17.60	$36.15	$9.19	$15.56
Shares outstanding in the Separate Account	6,544	12,044	-	6,248	3,286	-	423

(1) Investments in mutual fund shares, at cost	$123,660	$161,084	$-	$97,102	$101,154	$-	$6,659

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$95,467	$236,428	$26,976	$15,377	$251,516	$587,921	$1,127
Receivable from the fund manager	1	406	-	-	27	695	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	95,468	236,834	26,976	15,377	251,543	588,616	1,129

LIABILITIES:
Payable to the Contracts	1	406	-	-	27	695	2
Payable to the Company	-	-	-	-	1	4	-
Total liabilities	1	406	-	-	28	699	2

NET ASSETS	$95,467	$236,428	$26,976	$15,377	$251,515	$587,917	$1,127

ANALYSIS OF NET ASSETS
Accumulation period	$95,467	$236,428	$26,976	$15,377	$251,515	$587,917	$1,127
Annuity period	-	-	-	-	-	-	-
Total net assets	$95,467	$236,428	$26,976	$15,377	$251,515	$587,917	$1,127

Fair value per share (NAV)	$9.93	$6.57	$6.43	$20.05	$7.41	$10.35	$7.48
Shares outstanding in the Separate Account	9,614	35,986	4,195	767	33,943	56,804	151

(1) Investments in mutual fund shares, at cost	$100,548	$279,979	$17,387	$14,970	$240,674	$574,366	$1,209

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

ASSETS:
Investments at fair value (1)	$392,150	$496,174	$1,135,208	$1,562,788	$44,710	$92,844	$2,823,416
Receivable from the fund manager	677	729	1,136	1,718	1	189	152
Receivable from the Company	-	-	-	-	-	-	-
Total assets	392,827	496,903	1,136,344	1,564,506	44,711	93,033	2,823,568

LIABILITIES:
Payable to the Contracts	677	729	1,136	1,718	1	189	152
Payable to the Company	-	3	1	5	1	1	6
Total liabilities	677	732	1,137	1,723	2	190	158

NET ASSETS	$392,150	$496,171	$1,135,207	$1,562,783	$44,709	$92,843	$2,823,410

ANALYSIS OF NET ASSETS
Accumulation period	$392,150	$496,171	$1,135,207	$1,562,783	$44,709	$92,843	$2,823,410
Annuity period	-	-	-	-	-	-	-
Total net assets	$392,150	$496,171	$1,135,207	$1,562,783	$44,709	$92,843	$2,823,410

Fair value per share (NAV)	$9.78	$12.01	$10.33	$9.45	$11.82	$9.20	$1.00
Shares outstanding in the Separate Account	40,097	41,313	109,894	165,374	3,783	10,092	2,823,416

(1) Investments in mutual fund shares, at cost	$391,640	$511,121	$1,120,998	$1,693,687	$47,122	$87,755	$2,823,416

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II

ASSETS:
Investments at fair value (1)	$15,252,757	$696,710	$1,787,132	$750,981	$170,185	$93,555	$357,512
Receivable from the fund manager	10,165	1,925	692	1,021	2	52	452
Receivable from the Company	-	-	-	-	-	-	-
Total assets	15,262,922	698,635	1,787,824	752,002	170,187	93,607	357,964

LIABILITIES:
Payable to the Contracts	10,165	1,925	692	1,021	2	52	452
Payable to the Company	33	3	3	6	2	3	-
Total liabilities	10,198	1,928	695	1,027	4	55	452

NET ASSETS	$15,252,724	$696,707	$1,787,129	$750,975	$170,183	$93,552	$357,512

ANALYSIS OF NET ASSETS
Accumulation period	$15,252,724	$696,707	$1,787,129	$750,975	$170,183	$93,552	$357,512
Annuity period	-	-	-	-	-	-	-
Total net assets	$15,252,724	$696,707	$1,787,129	$750,975	$170,183	$93,552	$357,512

Fair value per share (NAV)	$100.71	$15.40	$18.59	$21.72	$39.66	$60.72	$54.03
Shares outstanding in the Separate Account	151,452	45,241	96,134	34,576	4,291	1,541	6,617

(1) Investments in mutual fund shares, at cost	$9,628,745	$647,845	$1,575,077	$640,992	$155,966	$73,107	$347,090

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                           (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$534,366	$120,903	$63,418	$34,590	$177,234
Receivable from the fund manager	1,332	56	1	-	176
Receivable from the Company	-	-	-	-	-
Total assets	535,698	120,959	63,419	34,590	177,410

LIABILITIES:
Payable to the Contracts	1,332	56	1	-	176
Payable to the Company	6	-	-	1	1
Total liabilities	1,338	56	1	1	177

NET ASSETS	$534,360	$120,903	$63,418	$34,589	$177,233

ANALYSIS OF NET ASSETS
Accumulation period	$534,360	$120,903	$63,418	$34,589	$177,233
Annuity period	-	-	-	-	-
Total net assets	$534,360	$120,903	$63,418	$34,589	$177,233

Fair value per share (NAV)	$22.43	$12.08	$16.22	$13.17	$4.66
Shares outstanding in the Separate Account	23,824	10,009	3,910	2,626	38,033

(1) Investments in mutual fund shares, at cost	$572,019	$81,233	$55,043	$35,274	$189,176

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                    (Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

INVESTMENT INCOME:
Dividend income	$512	$-	$5,372	$-	$13,253	$88	$7,916

EXPENSES:
Mortality and expense risk and admin	285	4,334	1,767	891	3,285	15	1,627
Total expenses	285	4,334	1,767	891	3,285	15	1,627

NET INVESTMENT INCOME (LOSS)	227	(4,334)	3,605	(891)	9,968	73	6,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	164	2,726	(1,092)	637	3,060	-	815
Capital gain distributions	9,656	140,227	50,165	-	60,689	-	22,962

Net realized gain (loss) on investments	9,820	142,953	49,073	637	63,749	-	23,777

Change in net unrealized appreciation (depreciation) on investments	(8,003)	32,618	5,374	8,865	45,323	495	105,736

Net realized and unrealized gain (loss) on investments	1,817	175,571	54,447	9,502	109,072	495	129,513

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,044	$171,237	$58,052	$8,611	$119,040	$568	$135,802

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

INVESTMENT INCOME:
Dividend income	$5,595	$570	$2,077	$5,682	$895	$1,527	$42,323

EXPENSES:
Mortality and expense risk and admin	1,364	638	4,571	2,435	185	439	2,703
Total expenses	1,364	638	4,571	2,435	185	439	2,703

NET INVESTMENT INCOME (LOSS)	4,231	(68)	(2,494)	3,247	710	1,088	39,620

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,977	407	119,011	712	34	861	435
Capital gain distributions	58,376	5,097	130,029	129,729	-	6,857	-

Net realized gain (loss) on investments	60,353	5,504	249,040	130,441	34	7,718	435

Change in net unrealized appreciation (depreciation) on investments	23,393	24,186	(2,492)	(10,071)	16,766	31,890	25,598

Net realized and unrealized gain (loss) on investments	83,746	29,690	246,548	120,370	16,800	39,608	26,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,977	$29,622	$244,054	$123,617	$17,510	$40,696	$65,653

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$27,852	$5,750	$12,132	$3,097	$7,519	$17,484	$-

EXPENSES:
Mortality and expense risk and admin	1,732	1,249	1,472	166	1,427	2,264	11
Total expenses	1,732	1,249	1,472	166	1,427	2,264	11

NET INVESTMENT INCOME (LOSS)	26,120	4,501	10,660	2,931	6,092	15,220	(11)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	397	7,310	3,125	115	2,252	321	(4)
Capital gain distributions	-	34,519	21,226	7,443	-	125,396	178

Net realized gain (loss) on investments	397	41,829	24,351	7,558	2,252	125,717	174

Change in net unrealized appreciation (depreciation) on investments	20,776	31,818	43,249	572	59,267	(36,484)	23

Net realized and unrealized gain (loss) on investments	21,173	73,647	67,600	8,130	61,519	89,233	197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,293	$78,148	$78,260	$11,061	$67,611	$104,453	$186

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

INVESTMENT INCOME:
Dividend income	$27	$-	$-	$19,274	$12,586	$-	$6,556

EXPENSES:
Mortality and expense risk and admin	827	315	1,293	927	533	541	379
Total expenses	827	315	1,293	927	533	541	379

NET INVESTMENT INCOME (LOSS)	(800)	(315)	(1,293)	18,347	12,053	(541)	6,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	123	(1,883)	49	122	425	728	139
Capital gain distributions	16,818	8,746	-	-	-	-	-

Net realized gain (loss) on investments	16,941	6,863	49	122	425	728	139

Change in net unrealized appreciation (depreciation) on investments	(6,765)	1,773	43,331	11,573	(838)	26,012	3,660

Net realized and unrealized gain (loss) on investments	10,176	8,636	43,380	11,695	(413)	26,740	3,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,376	$8,321	$42,087	$30,042	$11,640	$26,199	$9,976

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$3,983	$12,473	$39,167	$56,761	$-	$773	$10,880

EXPENSES:
Mortality and expense risk and admin	589	1,259	9,093	7,244	642	96	3,684
Total expenses	589	1,259	9,093	7,244	642	96	3,684

NET INVESTMENT INCOME (LOSS)	3,394	11,214	30,074	49,517	(642)	677	7,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	35	146	12	918	(4,543)	23	864
Capital gain distributions	-	23,171	121,585	-	22,856	-	-

Net realized gain (loss) on investments	35	23,317	121,597	918	18,313	23	864

Change in net unrealized appreciation (depreciation) on investments	5,077	33,547	183,260	67,220	9,151	3,080	115,297

Net realized and unrealized gain (loss) on investments	5,112	56,864	304,857	68,138	27,464	3,103	116,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,506	$68,078	$334,931	$117,655	$26,822	$3,780	$123,357

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$2,437	$86	$-	$74	$223	$1,464	$41,163

EXPENSES:
Mortality and expense risk and admin	360	177	128	406	452	475	5,577
Total expenses	360	177	128	406	452	475	5,577

NET INVESTMENT INCOME (LOSS)	2,077	(91)	(128)	(332)	(229)	989	35,586

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,452	8,782	1,899	596	(5)	1,994	38,056
Capital gain distributions	-	283	718	19,954	9,009	976	-

Net realized gain (loss) on investments	5,452	9,065	2,617	20,550	9,004	2,970	38,056

Change in net unrealized appreciation (depreciation) on investments	71	(3,646)	7,298	346	8,743	27,573	362,885

Net realized and unrealized gain (loss) on investments	5,523	5,419	9,915	20,896	17,747	30,543	400,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,600	$5,328	$9,787	$20,564	$17,518	$31,532	$436,527

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$28,800	$2,695	$-	$4,929	$3,966	$1,061	$-

EXPENSES:
Mortality and expense risk and admin	2,309	3,817	3,775	1,396	911	368	917
Total expenses	2,309	3,817	3,775	1,396	911	368	917

NET INVESTMENT INCOME (LOSS)	26,491	(1,122)	(3,775)	3,533	3,055	693	(917)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	152	(1,388)	(3,390)	82,939	838	(317)	201
Capital gain distributions	-	129,516	68,079	-	8,840	5,460	-

Net realized gain (loss) on investments	152	128,128	64,689	82,939	9,678	5,143	201

Change in net unrealized appreciation (depreciation) on investments	25,884	(9,979)	127,259	(2,492)	15,581	6,770	34,570

Net realized and unrealized gain (loss) on investments	26,036	118,149	191,948	80,447	25,259	11,913	34,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,527	$117,027	$188,173	$83,980	$28,314	$12,606	$33,854

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class

INVESTMENT INCOME:
Dividend income	$12,006	$5,576	$2,382	$-	$147	$-	$1,503

EXPENSES:
Mortality and expense risk and admin	1,067	1,927	707	911	18	514	390
Total expenses	1,067	1,927	707	911	18	514	390

NET INVESTMENT INCOME (LOSS)	10,939	3,649	1,675	(911)	129	(514)	1,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	25	1,491	249	1,239	-	(21)	(81)
Capital gain distributions	2,524	66,809	18,578	16,370	-	21,526	17,037

Net realized gain (loss) on investments	2,549	68,300	18,827	17,609	-	21,505	16,956

Change in net unrealized appreciation (depreciation) on investments	13,723	2,455	(4,217)	(9,337)	140	(12,998)	(4,610)

Net realized and unrealized gain (loss) on investments	16,272	70,755	14,610	8,272	140	8,507	12,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,211	$74,404	$16,285	$7,361	$269	$7,993	$13,459

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II

INVESTMENT INCOME:
Dividend income	$1,513	$-	$10,354	$24,494	$4,576	$7,841	$1,109

EXPENSES:
Mortality and expense risk and admin	723	400	1,940	5,496	821	700	411
Total expenses	723	400	1,940	5,496	821	700	411

NET INVESTMENT INCOME (LOSS)	790	(400)	8,414	18,998	3,755	7,141	698

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,803	3,732	376	279	(300)	567	14
Capital gain distributions	24,884	11,534	76,730	70,276	-	-	7,217

Net realized gain (loss) on investments	26,687	15,266	77,106	70,555	(300)	567	7,231

Change in net unrealized appreciation (depreciation) on investments	16,411	(493)	24,462	58,061	14,169	10,316	4,918

Net realized and unrealized gain (loss) on investments	43,098	14,773	101,568	128,616	13,869	10,883	12,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,888	$14,373	$109,982	$147,614	$17,624	$18,024	$12,847

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

INVESTMENT INCOME:
Dividend income	$172	$1,236	$478	$1,065	$-	$1,083	$15,471

EXPENSES:
Mortality and expense risk and admin	131	1,415	33	277	9	201	653
Total expenses	131	1,415	33	277	9	201	653

NET INVESTMENT INCOME (LOSS)	41	(179)	445	788	(9)	882	14,818

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16)	(1,262)	-	4	(1,185)	23	112
Capital gain distributions	3,444	54,968	-	1,899	-	-	-

Net realized gain (loss) on investments	3,428	53,706	-	1,903	(1,185)	23	112

Change in net unrealized appreciation (depreciation) on investments	4,072	(12,885)	-	5,616	-	19,097	4,893

Net realized and unrealized gain (loss) on investments	7,500	40,821	-	7,519	(1,185)	19,120	5,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,541	$40,642	$445	$8,307	$(1,194)	$20,002	$19,823

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Ultra Fund, Standard Class II	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$506	$6,933	$-	$792	$1,509	$-	$76

EXPENSES:
Mortality and expense risk and admin	288	369	17	305	300	9	29
Total expenses	288	369	17	305	300	9	29

NET INVESTMENT INCOME (LOSS)	218	6,564	(17)	487	1,209	(9)	47

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	37	285	1,905	2,199	3,030	(854)	-
Capital gain distributions	11,568	-	-	5,869	6,452	-	-

Net realized gain (loss) on investments	11,605	285	1,905	8,068	9,482	(854)	-

Change in net unrealized appreciation (depreciation) on investments	3,520	1,231	(1,379)	12,907	22,978	26	136

Net realized and unrealized gain (loss) on investments	15,125	1,516	526	20,975	32,460	(828)	136

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,343	$8,080	$509	$21,462	$33,669	$(837)	$183

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT High Yield Portfolio, Advisor Class	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$744	$-	$108	$-	$15,660	$28,915	$45

EXPENSES:
Mortality and expense risk and admin	233	600	122	35	673	1,424	3
Total expenses	233	600	122	35	673	1,424	3

NET INVESTMENT INCOME (LOSS)	511	(600)	(14)	(35)	14,987	27,491	42

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(655)	201	19	527	7,987	86	(13)
Capital gain distributions	8,111	47,473	-	-	-	-	-

Net realized gain (loss) on investments	7,456	47,674	19	527	7,987	86	(13)

Change in net unrealized appreciation (depreciation) on investments	(3,062)	(39,652)	2,872	(118)	(1,286)	25,675	63

Net realized and unrealized gain (loss) on investments	4,394	8,022	2,891	409	6,701	25,761	50

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,905	$7,422	$2,877	$374	$21,688	$53,252	$92

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio

INVESTMENT INCOME:
Dividend income	$14,837	$15,501	$45,621	$69,731	$976	$1,579	$131,872

EXPENSES:
Mortality and expense risk and admin	966	1,237	2,621	5,326	194	242	12,227
Total expenses	966	1,237	2,621	5,326	194	242	12,227

NET INVESTMENT INCOME (LOSS)	13,871	14,264	43,000	64,405	782	1,337	119,645

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3	1,039	11	(37,436)	(11)	(78)	-
Capital gain distributions	-	-	-	-	2,455	6,311	21

Net realized gain (loss) on investments	3	1,039	11	(37,436)	2,444	6,233	21

Change in net unrealized appreciation (depreciation) on investments	5,542	19,127	916	110,414	1,170	(367)	-

Net realized and unrealized gain (loss) on investments	5,545	20,166	927	72,978	3,614	5,866	21

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,416	$34,430	$43,927	$137,383	$4,396	$7,203	$119,666

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$184,923	$15,972	$37,782	$13,351	$-	$-	$-

EXPENSES:
Mortality and expense risk and admin	56,912	1,818	6,393	2,476	688	334	800
Total expenses	56,912	1,818	6,393	2,476	688	334	800

NET INVESTMENT INCOME (LOSS)	128,011	14,154	31,389	10,875	(688)	(334)	(800)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	337,710	408	3,865	263	79	475	(31)
Capital gain distributions	-	12,220	45,114	38,395	18,651	8,345	13,012

Net realized gain (loss) on investments	337,710	12,628	48,979	38,658	18,730	8,820	12,981

Change in net unrealized appreciation (depreciation) on investments	2,078,411	51,711	160,963	64,380	5,208	6,042	41,066

Net realized and unrealized gain (loss) on investments	2,416,121	64,339	209,942	103,038	23,938	14,862	54,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,544,132	$78,493	$241,331	$113,913	$23,250	$14,528	$53,247

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$11,422	$722	$1,324	$-	$13,187

EXPENSES:
Mortality and expense risk and admin	1,259	290	256	124	790
Total expenses	1,259	290	256	124	790

NET INVESTMENT INCOME (LOSS)	10,163	432	1,068	(124)	12,397

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22	4,991	10	(11)	(6,561)
Capital gain distributions	22,849	2,254	3,696	-	-

Net realized gain (loss) on investments	22,871	7,245	3,706	(11)	(6,561)

Change in net unrealized appreciation (depreciation) on investments	33,883	36,643	9,336	4,723	16,873

Net realized and unrealized gain (loss) on investments	56,754	43,888	13,042	4,712	10,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,917	$44,320	$14,110	$4,588	$22,709

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
					American	American	American Funds IS
	AB VPS Discovery	AB VPS Large Cap	AB VPS Relative	AB VPS Small Cap	Funds IS Asset	Funds IS Capital	Capital World
	Value Portfolio,	Growth Portfolio,	Value Portfolio,	Growth Portfolio,	Allocation Fund,	Income Builder,	Growth and Income Fund,
	Class B	Class B	Class B	Class B	Class 4	Class 4	Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$227	$(4,334)	$3,605	$(891)	$9,968	$73	$6,289
Net realized gain (loss) on investments	9,820	142,953	49,073	637	63,749	-	23,777
Change in net unrealized appreciation (depreciation) on investments	(8,003)	32,618	5,374	8,865	45,323	495	105,736

Net increase (decrease) in net assets resulting from operations	2,044	171,237	58,052	8,611	119,040	568	135,802

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	53,759	-	-
Contract maintenance charges	-	(6,497)	(1,466)	(159)	(1,922)	-	(4,481)
Contract owners' benefits	(1,751)	(16,105)	(23,373)	(1,647)	(725,366)	-	(10,860)
Net transfers (to) from the Company and/or Subaccounts	(27)	(28,737)	(5,525)	2,991	525,360	1	(1)

Increase (decrease) in net assets resulting from Contract transactions	(1,778)	(51,339)	(30,364)	1,185	(148,169)	1	(15,342)

Total increase (decrease) in net assets	266	119,898	27,688	9,796	(29,129)	569	120,460

NET ASSETS:
Beginning of period	88,157	1,383,317	610,228	205,860	760,046	2,901	568,354

End of period	$88,423	$1,503,215	$637,916	$215,656	$730,917	$3,470	$688,814

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,231	$(68)	$(2,494)	$3,247	$710	$1,088	$39,620
Net realized gain (loss) on investments	60,353	5,504	249,040	130,441	34	7,718	435
Change in net unrealized appreciation (depreciation) on investments	23,393	24,186	(2,492)	(10,071)	16,766	31,890	25,598

Net increase (decrease) in net assets resulting from operations	87,977	29,622	244,054	123,617	17,510	40,696	65,653

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	53,759	-	-	-	-
Contract maintenance charges	(216)	(846)	(402)	(5,507)	(46)	(513)	(6,768)
Contract owners' benefits	(36,308)	(12,389)	(746,435)	(9,580)	-	-	(20,014)
Net transfers (to) from the Company and/or Subaccounts	4,553	9,861	(18,957)	(4,884)	(1,648)	(6,328)	18,933

Increase (decrease) in net assets resulting from Contract transactions	(31,971)	(3,374)	(712,035)	(19,971)	(1,694)	(6,841)	(7,849)

Total increase (decrease) in net assets	56,006	26,248	(467,981)	103,646	15,816	33,855	57,804

NET ASSETS:
Beginning of period	435,567	209,422	1,454,160	721,750	69,004	149,409	987,352

End of period	$491,573	$235,670	$986,179	$825,396	$84,820	$183,264	$1,045,156

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS	American Funds IS	BlackRock 60/40			ClearBridge	ClearBridge
	U.S. Government	Washington Mutual	Target Allocation	BlackRock Global	BlackRock	Variable Dividend	Variable Large Cap
	Securities Fund,	Investors Fund,	ETF V.I. Fund,	Allocation V.I. Fund,	International V.I. Fund,	Strategy Portfolio,	Growth Portfolio,
	Class 4	Class 4	Class III	Class III	Class I	C lass II	Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,120	$4,501	$10,660	$2,931	$6,092	$15,220	$(11)
Net realized gain (loss) on investments	397	41,829	24,351	7,558	2,252	125,717	174
Change in net unrealized appreciation (depreciation) on investments	20,776	31,818	43,249	572	59,267	(36,484)	23

Net increase (decrease) in net assets resulting from operations	47,293	78,148	78,260	11,061	67,611	104,453	186

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(3,609)	(2,762)	(7,465)	-	(601)	(5,455)	-
Contract owners' benefits	(16,148)	-	(41,070)	(2,084)	(6,466)	(26,011)	-
Net transfers (to) from the Company and/or Subaccounts	134	(18,126)	(2)	13,740	(3,227)	(1,553)	4

Increase (decrease) in net assets resulting from Contract transactions	(19,623)	(20,888)	(48,537)	11,656	(10,294)	(33,019)	4

Total increase (decrease) in net assets	27,670	57,260	29,723	22,717	57,317	71,434	190

NET ASSETS:
Beginning of period	659,789	479,007	539,719	55,877	442,181	876,708	2,415

End of period	$687,459	$536,267	$569,442	$78,594	$499,498	$948,142	$2,605

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable	ClearBridge Variable Small Cap	Columbia VP	Columbia VP	Columbia VP Limited	Columbia VP Select	Columbia VP
	Mid Cap Portfolio,	Growth Port folio,	Balanced Fund,	Intermediate Bond Fund,	Duration Credit Fund,	Mid Cap Value Fund,	Strategic Income Fund,
	Class II	Class II	Class 2	Class 2	Class 2	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(800)	$(315)	$(1,293)	$18,347	$12,053	$(541)	$6,177
Net realized gain (loss) on investments	16,941	6,863	49	122	425	728	139
Change in net unrealized appreciation (depreciation) on investments	(6,765)	1,773	43,331	11,573	(838)	26,012	3,660

Net increase (decrease) in net assets resulting from operations	9,376	8,321	42,087	30,042	11,640	26,199	9,976

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(869)	(197)	(56)	(791)	(1,211)	(72)	(685)
Contract owners' benefits	-	(31,434)	(265)	(4,053)	(13,177)	(3,490)	(3,830)
Net transfers (to) from the Company and/or Subaccounts	(2,870)	4,770	221,074	93	7,209	2,520	4,579

Increase (decrease) in net assets resulting from Contract transactions	(3,739)	(26,861)	220,753	(4,751)	(7,179)	(1,042)	64

Total increase (decrease) in net assets	5,637	(18,540)	262,840	25,291	4,461	25,157	10,040

NET ASSETS:
Beginning of period	252,380	139,635	108,416	352,798	207,186	196,217	146,154

End of period	$258,017	$121,095	$371,256	$378,089	$211,647	$221,374	$156,194

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
		Fidelity VIP					Fidelity VIP
	Empower Bond	Asset Manager 50%	Fidelity VIP Balanced	Fidelity VIP Bond Index	Fidelity VIP Contrafund	Fidelity VIP Energy	Extended Market Index
	Index Fund, Investor	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service
	Class	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,394	$11,214	$30,074	$49,517	$(642)	$677	$7,196
Net realized gain (loss) on investments	35	23,317	121,597	918	18,313	23	864
Change in net unrealized appreciation (depreciation) on investments	5,077	33,547	183,260	67,220	9,151	3,080	115,297

Net increase (decrease) in net assets resulting from operations	8,506	68,078	334,931	117,655	26,822	3,780	123,357

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	39,025
Contract maintenance charges	(183)	(5,131)	(7,064)	(6,221)	-	(381)	(5,660)
Contract owners' benefits	-	-	(88,391)	(226,657)	(3,487)	-	(144,055)
Net transfers (to) from the Company and/or Subaccounts	1,813	(1)	7,854	(131,096)	4,763	619	(7,956)

Increase (decrease) in net assets resulting from Contract transactions	1,630	(5,132)	(87,601)	(363,974)	1,276	238	(118,646)

Total increase (decrease) in net assets	10,136	62,946	247,330	(246,319)	28,098	4,018	4,711

NET ASSETS:
Beginning of period	137,177	476,054	2,387,553	1,935,353	133,620	36,981	1,143,802

End of period	$147,313	$539,000	$2,634,883	$1,689,034	$161,718	$40,999	$1,148,513

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
						Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP			International	Fidelity VIP
	Funds Manager 20%	Funds Manager 60%	Growth Opportunities	Fidelity VIP Growth	Fidelity VIP Health Care	Capital Appreciation	International Index
	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service
	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,077	$(91)	$(128)	$(332)	$(229)	$989	$35,586
Net realized gain (loss) on investments	5,452	9,065	2,617	20,550	9,004	2,970	38,056
Change in net unrealized appreciation (depreciation) on investments	71	(3,646)	7,298	346	8,743	27,573	362,885

Net increase (decrease) in net assets resulting from operations	7,600	5,328	9,787	20,564	17,518	31,532	436,527

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	7,525	-	-	-	-	34,862
Contract maintenance charges	(934)	-	(425)	(1,311)	-	(983)	(5,625)
Contract owners' benefits	(102,877)	(79,318)	-	(10,639)	-	(9,099)	(335,011)
Net transfers (to) from the Company and/or Subaccounts	62,769	(2)	(8,048)	(3,717)	(1)	(6,595)	91,583

Increase (decrease) in net assets resulting from Contract transactions	(41,042)	(71,795)	(8,473)	(15,667)	(1)	(16,677)	(214,191)

Total increase (decrease) in net assets	(33,442)	(66,467)	1,314	4,897	17,517	14,855	222,336

NET ASSETS:
Beginning of period	102,090	66,467	49,187	150,047	127,867	178,493	1,392,360

End of period	$68,648	$-	$50,501	$154,944	$145,384	$193,348	$1,614,696

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP			Fidelity VIP		Fidelity VIP
	Investment Grade Bond	Fidelity VIP Mid	Fidelity VIP Technology	Total Market Index	Fidelity VIP Utilities	Value Strategies	Franklin
	Portfolio, Service	Cap Portfolio, Service	Portfolio, Initial	Portfolio, Service	Portfolio, Initial	Portfolio, Service	DynaTech VIP Fund,
	Class 2	Class 2	Class	Class 2	Class	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,491	$(1,122)	$(3,775)	$3,533	$3,055	$693	$(917)
Net realized gain (loss) on investments	152	128,128	64,689	82,939	9,678	5,143	201
Change in net unrealized appreciation (depreciation) on investments	25,884	(9,979)	127,259	(2,492)	15,581	6,770	34,570

Net increase (decrease) in net assets resulting from operations	52,527	117,027	188,173	83,980	28,314	12,606	33,854

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(2,884)	(4,652)	(1,188)	(4,885)	(580)	(607)	-
Contract owners' benefits	(28,211)	(26,602)	(29,546)	(284,816)	-	(44,341)	-
Net transfers (to) from the Company and/or Subaccounts	16,944	(16,072)	5,305	2,281	(15,997)	(6,759)	3,600

Increase (decrease) in net assets resulting from Contract transactions	(14,151)	(47,326)	(25,429)	(287,420)	(16,577)	(51,707)	3,600

Total increase (decrease) in net assets	38,376	69,701	162,744	(203,440)	11,737	(39,101)	37,454

NET ASSETS:
Beginning of period	809,688	1,083,994	895,860	537,770	211,814	186,045	189,543

End of period	$848,064	$1,153,695	$1,058,604	$334,330	$223,551	$146,944	$226,997

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund,	Franklin Rising Dividends VIP Fund,	Franklin Small Cap Value VIP Fund,	Franklin Small-Mid Cap Growth VIP Fund,	Goldman Sachs VIT Core Fixed Income Fund, Service	Goldman Sachs VIT Mid Cap Growth Fund, Service	Goldman Sachs VIT Mid Cap Value Fund, Service
	Class 2	Class 2	Class 2	Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,939	$3,649	$1,675	$(911)	$129	$(514)	$1,113
Net realized gain (loss) on investments	2,549	68,300	18,827	17,609	-	21,505	16,956
Change in net unrealized appreciation (depreciation) on investments	13,723	2,455	(4,217)	(9,337)	140	(12,998)	(4,610)

Net increase (decrease) in net assets resulting from operations	27,211	74,404	16,285	7,361	269	7,993	13,459

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	12,969	-	-	-	-	-
Contract maintenance charges	(55)	(754)	(1,411)	(835)	-	(105)	(1,878)
Contract owners' benefits	(262)	(58,038)	-	(731)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	52	4,816	3,480	8,262	(1)	2,028	-

Increase (decrease) in net assets resulting from Contract transactions	(265)	(41,007)	2,069	6,696	(1)	1,923	(1,878)

Total increase (decrease) in net assets	26,946	33,397	18,354	14,057	268	9,916	11,581

NET ASSETS:
Beginning of period	225,947	668,913	223,516	294,389	3,925	116,103	153,048

End of period	$252,893	$702,310	$241,870	$308,446	$4,193	$126,019	$164,629

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service	Goldman Sachs VIT Strategic Growth Fund, Service	Invesco V.I. Comstock Fund,	Invesco V.I. Equity and Income Fund,	Invesco V.I. Global Real Estate Fund,	Invesco V.I. Government Securities Fund,	Invesco V.I. Growth and Income Fund,
	Class	Class	Series II	Series II	Series II	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$790	$(400)	$8,414	$18,998	$3,755	$7,141	$698
Net realized gain (loss) on investments	26,687	15,266	77,106	70,555	(300)	567	7,231
Change in net unrealized appreciation (depreciation) on investments	16,411	(493)	24,462	58,061	14,169	10,316	4,918

Net increase (decrease) in net assets resulting from operations	43,888	14,373	109,982	147,614	17,624	18,024	12,847

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,763	-	-	-	-	-
Contract maintenance charges	(1,991)	(30)	(2,850)	(657)	(1,613)	(1,602)	(181)
Contract owners' benefits	(11,823)	(45,099)	-	(5,366)	(4,003)	(23,578)	-
Net transfers (to) from the Company and/or Subaccounts	(3,661)	1	(3,312)	125	708	7,289	-

Increase (decrease) in net assets resulting from Contract transactions	(17,475)	(41,365)	(6,162)	(5,898)	(4,908)	(17,891)	(181)

Total increase (decrease) in net assets	26,413	(26,992)	103,820	141,716	12,716	133	12,666

NET ASSETS:
Beginning of period	287,302	103,766	654,828	1,230,219	244,383	280,646	87,056

End of period	$313,715	$76,774	$758,648	$1,371,935	$257,099	$280,779	$99,722

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
					Janus Henderson
	Invesco V.I. Main Street Fund,	Invesco V.I. Main Street Small Cap Fund,	Invesco V.I. U.S. Government Money Portfolio,	Janus Henderson VIT Balanced Portfolio, Service	VIT Global Technology and Innovation Portfolio, Service	Janus Henderson VIT Overseas Portfolio, Service	Lord Abbett Series Fund Bond Debenture Portfolio,
	Series II	Series II	Series I	Shares	Shares	Shares	Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41	$(179)	$445	$788	$(9)	$882	$14,818
Net realized gain (loss) on investments	3,428	53,706	-	1,903	(1,185)	23	112
Change in net unrealized appreciation (depreciation) on investments	4,072	(12,885)	-	5,616	-	19,097	4,893

Net increase (decrease) in net assets resulting from operations	7,541	40,642	445	8,307	(1,194)	20,002	19,823

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(224)	(2,653)	(71)	-	(2)	(779)	(317)
Contract owners' benefits	-	(24,284)	(8,538)	-	(13,845)	-	(6,057)
Net transfers (to) from the Company and/or Subaccounts	1,166	17,830	-	1	15,041	40	(10,022)

Increase (decrease) in net assets resulting from Contract transactions	942	(9,107)	(8,609)	1	1,194	(739)	(16,396)

Total increase (decrease) in net assets	8,483	31,535	(8,164)	8,308	-	19,263	3,427

NET ASSETS:
Beginning of period	48,583	515,192	15,107	58,074	-	71,010	262,685

End of period	$57,066	$546,727	$6,943	$66,382	$-	$90,273	$266,112

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
						MFS VIT III
	Lord Abbett Series	Lord Abbett Series	LVIP	MFS VIT II	MFS VIT II International	Blended Research	MFS VIT III
	Fund Fundamental	Fund Short Duration	American Century Ultra	International Growth	Intrinsic Value	Small Cap Equity	Global Real Estate
	Equity Portfolio,	Income Portfolio,	Fund, Standard	Portfolio, Service	Portfolio, Service	Portfolio, Service	Portfolio, Service
	Class VC	Class VC	Class II	Class	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$218	$6,564	$(17)	$487	$1,209	$(9)	$47
Net realized gain (loss) on investments	11,605	285	1,905	8,068	9,482	(854)	-
Change in net unrealized appreciation (depreciation) on investments	3,520	1,231	(1,379)	12,907	22,978	26	136

Net increase (decrease) in net assets resulting from operations	15,343	8,080	509	21,462	33,669	(837)	183

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(1,343)	(651)	-	(805)	(811)	-	-
Contract owners' benefits	-	(135)	(12,535)	(13,587)	(14,128)	-	-
Net transfers (to) from the Company and/or Subaccounts	-	7,489	(1,741)	(6,361)	(10,742)	(7,430)	(3)

Increase (decrease) in net assets resulting from Contract transactions	(1,343)	6,703	(14,276)	(20,753)	(25,681)	(7,430)	(3)

Total increase (decrease) in net assets	14,000	14,783	(13,767)	709	7,988	(8,267)	180

NET ASSETS:
Beginning of period	110,208	144,916	13,767	109,261	110,812	8,267	6,401

End of period	$124,208	$159,699	$-	$109,970	$118,800	$-	$6,581

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Mid Cap Value	MFS VIT Mid Cap Growth	Morgan Stanley VIF	Morgan Stanley VIF	PIMCO VIT High Yield	PIMCO VIT Income	PIMCO VIT Long- Term U.S. Government
	Portfolio, Service	Series, Service	Discovery Portfolio,	Growth Portfolio,	Portfolio, Advisor	Portfolio, Advisor	Portfolio, Advisor
	Class	Class	Class II	Class II	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$511	$(600)	$(14)	$(35)	$14,987	$27,491	$42
Net realized gain (loss) on investments	7,456	47,674	19	527	7,987	86	(13)
Change in net unrealized appreciation (depreciation) on investments	(3,062)	(39,652)	2,872	(118)	(1,286)	25,675	63

Net increase (decrease) in net assets resulting from operations	4,905	7,422	2,877	374	21,688	53,252	92

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(723)	(1,714)	-	-	(99)	(3,933)	(11)
Contract owners' benefits	(10,383)	(3,664)	-	-	(160,699)	(25,584)	-
Net transfers (to) from the Company and/or Subaccounts	5,318	(2)	(1)	12,080	(408)	15,049	(385)

Increase (decrease) in net assets resulting from Contract transactions	(5,788)	(5,380)	(1)	12,080	(161,206)	(14,468)	(396)

Total increase (decrease) in net assets	(883)	2,042	2,876	12,454	(139,518)	38,784	(304)

NET ASSETS:
Beginning of period	96,350	234,386	24,100	2,923	391,033	549,133	1,431

End of period	$95,467	$236,428	$26,976	$15,377	$251,515	$587,917	$1,127

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
					Protective Life	Royce
	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Short-Term	PIMCO VIT Total Return	Dynamic Allocation	Capital Fund Small-Cap	Schwab Government
	Portfolio, Advisor	Portfolio, Advisor	Portfolio, Advisor	Portfolio, Advisor	Series Conservative	Portfolio, Service	Money Market
	Class	Class	Class	Class	Portfolio	Class	Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,871	$14,264	$43,000	$64,405	$782	$1,337	$119,645
Net realized gain (loss) on investments	3	1,039	11	(37,436)	2,444	6,233	21
Change in net unrealized appreciation (depreciation) on investments	5,542	19,127	916	110,414	1,170	(367)	-

Net increase (decrease) in net assets resulting from operations	19,416	34,430	43,927	137,383	4,396	7,203	119,666

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	53,759	-	-	332,307
Contract maintenance charges	(2,822)	(3,009)	(4,828)	(10,690)	(545)	(834)	(1,737)
Contract owners' benefits	(4,720)	(5,877)	(23,756)	(470,470)	(2,602)	-	(828,280)
Net transfers (to) from the Company and/or Subaccounts	542	1,332	183,421	10,065	964	(1)	(189,295)

Increase (decrease) in net assets resulting from Contract transactions	(7,000)	(7,554)	154,837	(417,336)	(2,183)	(835)	(687,005)

Total increase (decrease) in net assets	12,416	26,876	198,764	(279,953)	2,213	6,368	(567,339)

NET ASSETS:
Beginning of period	379,734	469,295	936,443	1,842,736	42,496	86,475	3,390,749

End of period	$392,150	$496,171	$1,135,207	$1,562,783	$44,709	$92,843	$2,823,410

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
			Schwab VIT		T. Rowe Price All-	T. Rowe Price Blue	T. Rowe Price Health
	Schwab S&P 500 Index	Schwab VIT Balanced	Balanced with Growth	Schwab VIT Growth	Cap Opportunities	Chip Growth Portfolio,	Sciences Portfolio,
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$128,011	$14,154	$31,389	$10,875	$(688)	$(334)	$(800)
Net realized gain (loss) on investments	337,710	12,628	48,979	38,658	18,730	8,820	12,981
Change in net unrealized appreciation (depreciation) on investments	2,078,411	51,711	160,963	64,380	5,208	6,042	41,066

Net increase (decrease) in net assets resulting from operations	2,544,132	78,493	241,331	113,913	23,250	14,528	53,247

CONTRACT TRANSACTIONS:
Contract owners' net payments	236,823	-	-	-	-	-	-
Contract maintenance charges	(50,441)	(8,206)	(3,061)	(3,808)	(249)	(185)	(1,733)
Contract owners' benefits	(2,490,755)	(4,127)	(47,609)	-	(211)	-	(9,659)
Net transfers (to) from the Company and/or Subaccounts	(775,845)	458	1	(1)	(118)	(5,502)	(740)

Increase (decrease) in net assets resulting from Contract transactions	(3,080,218)	(11,875)	(50,669)	(3,809)	(578)	(5,687)	(12,132)

Total increase (decrease) in net assets	(536,086)	66,618	190,662	110,104	22,672	8,841	41,115

NET ASSETS:
Beginning of period	15,788,810	630,089	1,596,467	640,871	147,511	84,711	316,397

End of period	$15,252,724	$696,707	$1,787,129	$750,975	$170,183	$93,552	$357,512

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Moderate Allocation	Templeton Developing Markets VIP Fund,	Templeton Foreign VIP Fund,	Templeton Global Bond VIP Fund,	Western Asset Core Plus VIT Portfolio,
	Portfolio	Class 2	Class 2	Class 2	Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,163	$432	$1,068	$(124)	$12,397
Net realized gain (loss) on investments	22,871	7,245	3,706	(11)	(6,561)
Change in net unrealized appreciation (depreciation) on investments	33,883	36,643	9,336	4,723	16,873

Net increase (decrease) in net assets resulting from operations	66,917	44,320	14,110	4,588	22,709

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-
Contract maintenance charges	(5,112)	(680)	-	-	(1,747)
Contract owners' benefits	(265)	(6,908)	-	-	(178,568)
Net transfers (to) from the Company and/or Subaccounts	(52)	(18,617)	(1)	1	2,476

Increase (decrease) in net assets resulting from Contract transactions	(5,429)	(26,205)	(1)	1	(177,839)

Total increase (decrease) in net assets	61,488	18,115	14,109	4,589	(155,130)

NET ASSETS:
Beginning of period	472,872	102,788	49,309	30,000	332,363

End of period	$534,360	$120,903	$63,418	$34,589	$177,233

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$257	$(3,765)	$5,359	$(833)	$11,244	$43	$7,024
Net realized gain (loss) on investments	4,482	62,905	19,668	56	29,850	-	1,739
Change in net unrealized appreciation (depreciation) on investments	2,873	196,935	27,837	31,295	55,878	(142)	59,230

Net increase (decrease) in net assets resulting from operations	7,612	256,075	52,864	30,518	96,972	(99)	67,993

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,018	139,711	55,353	-	58,868	-	-
Contract maintenance charges	-	(6,762)	(520)	(156)	(2,592)	-	(4,864)
Contract owners' benefits	(1,513)	(7,832)	(14,473)	(1,348)	(9,622)	-	(4,809)
Net transfers (to) from the Company and/or Subaccounts	(4,119)	43,247	106,925	15,351	(4,978)	3,000	(375)

Increase (decrease) in net assets resulting from Contract transactions	(1,614)	168,364	147,285	13,847	41,676	3,000	(10,048)

Total increase (decrease) in net assets	5,998	424,439	200,149	44,365	138,648	2,901	57,945

NET ASSETS:
Beginning of period	82,159	958,878	410,079	161,495	621,398	-	510,409

End of period	$88,157	$1,383,317	$610,228	$205,860	$760,046	$2,901	$568,354

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,629	$728	$(2,479)	$4,216	$530	$1,431	$34,419
Net realized gain (loss) on investments	12,460	2,946	26,332	31,523	1,032	1,248	(49)
Change in net unrealized appreciation (depreciation) on investments	30,087	(4,158)	295,642	101,630	290	4,840	(32,383)

Net increase (decrease) in net assets resulting from operations	47,176	(484)	319,495	137,369	1,852	7,519	1,987

CONTRACT TRANSACTIONS:
Contract owners' net payments	37,643	-	15,066	-	-	28,966	203,070
Contract maintenance charges	(247)	(277)	(355)	(6,435)	(44)	(438)	(4,438)
Contract owners' benefits	(9,682)	(1,344)	(16,674)	-	-	(8,130)	(4,075)
Net transfers (to) from the Company and/or Subaccounts	(85)	89,292	207,703	(1,024)	(10,419)	(5,946)	178,910

Increase (decrease) in net assets resulting from Contract transactions	27,629	87,671	205,740	(7,459)	(10,463)	14,452	373,467

Total increase (decrease) in net assets	74,805	87,187	525,235	129,910	(8,611)	21,971	375,454

NET ASSETS:
Beginning of period	360,762	122,235	928,925	591,840	77,615	127,438	611,898

End of period	$435,567	$209,422	$1,454,160	$721,750	$69,004	$149,409	$987,352

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,958	$4,722	$10,173	$688	$1,488	$7,341	$(11)
Net realized gain (loss) on investments	259	11,909	30,266	4,297	155	89,873	1,838
Change in net unrealized appreciation (depreciation) on investments	(21,922)	46,698	(10,991)	(1,757)	(3,017)	13,585	(801)

Net increase (decrease) in net assets resulting from operations	2,295	63,329	29,448	3,228	(1,374)	110,799	1,026

CONTRACT TRANSACTIONS:
Contract owners' net payments	43,866	121,948	452,565	23,839	8,037	36,749	-
Contract maintenance charges	(4,013)	(2,025)	(5,229)	-	(797)	(4,957)	(30)
Contract owners' benefits	(17,054)	(8,350)	-	(1,029)	(19,012)	(12,395)	-
Net transfers (to) from the Company and/or Subaccounts	11,925	(19,228)	53,817	1	33,204	118,819	(3,789)

Increase (decrease) in net assets resulting from Contract transactions	34,724	92,345	501,153	22,811	21,432	138,216	(3,819)

Total increase (decrease) in net assets	37,019	155,674	530,601	26,039	20,058	249,015	(2,793)

NET ASSETS:
Beginning of period	622,770	323,333	9,118	29,838	422,123	627,693	5,208

End of period	$659,789	$479,007	$539,719	$55,877	$442,181	$876,708	$2,415

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117	$(307)	$(37)	$13,246	$3,923	$(478)	$5,985
Net realized gain (loss) on investments	5,796	(2,178)	51	53	2	461	35
Change in net unrealized appreciation (depreciation) on investments	16,160	7,380	(1,646)	(9,043)	(123)	19,717	(379)

Net increase (decrease) in net assets resulting from operations	22,073	4,895	(1,632)	4,256	3,802	19,700	5,641

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	96,021	-	-	83,796
Contract maintenance charges	(1,040)	(222)	(56)	(52)	(193)	(71)	(460)
Contract owners' benefits	(4,410)	-	(267)	(2,211)	-	(3,187)	(1,978)
Net transfers (to) from the Company and/or Subaccounts	44	16,675	106,281	364	164,250	17,398	-

Increase (decrease) in net assets resulting from Contract transactions	(5,406)	16,453	105,958	94,122	164,057	14,140	81,358

Total increase (decrease) in net assets	16,667	21,348	104,326	98,378	167,859	33,840	86,999

NET ASSETS:
Beginning of period	235,713	118,287	4,090	254,420	39,327	162,377	59,155

End of period	$252,380	$139,635	$108,416	$352,798	$207,186	$196,217	$146,154

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,676	$9,893	$22,337	$42,981	$(173)	$562	$9,777
Net realized gain (loss) on investments	31	3,267	45,591	717	15,099	(8)	1,686
Change in net unrealized appreciation (depreciation) on investments	(2,117)	22,235	130,077	(60,545)	(13,088)	(2,724)	58,728

Net increase (decrease) in net assets resulting from operations	590	35,395	198,005	(16,847)	1,838	(2,170)	70,191

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	929,361	976,154	-	28,966	616,455
Contract maintenance charges	(197)	(5,837)	(2,712)	(5,989)	-	(283)	(4,467)
Contract owners' benefits	-	-	(12,739)	(50,566)	-	-	(8,908)
Net transfers (to) from the Company and/or Subaccounts	1,736	1	10,078	249,674	131,782	5,502	12,615

Increase (decrease) in net assets resulting from Contract transactions	1,539	(5,836)	923,988	1,169,273	131,782	34,185	615,695

Total increase (decrease) in net assets	2,129	29,559	1,121,993	1,152,426	133,620	32,015	685,886

NET ASSETS:
Beginning of period	135,048	446,495	1,265,560	782,927	-	4,966	457,916

End of period	$137,177	$476,054	$2,387,553	$1,935,353	$133,620	$36,981	$1,143,802

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,095	$1,009	$(50)	$(117)	$(457)	$736	$32,984
Net realized gain (loss) on investments	162	1	17	28,087	49	116	(589)
Change in net unrealized appreciation (depreciation) on investments	1,674	3,646	7,153	(21,878)	5,905	5,231	(26,295)

Net increase (decrease) in net assets resulting from operations	4,931	4,656	7,120	6,092	5,497	6,083	6,100

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	61,800	-	61,263	-	-	763,536
Contract maintenance charges	(1,168)	-	(102)	(151)	-	(528)	(4,755)
Contract owners' benefits	(4,854)	-	-	-	-	-	(44,866)
Net transfers (to) from the Company and/or Subaccounts	5,308	11	42,169	82,843	(1)	82,866	(121,051)

Increase (decrease) in net assets resulting from Contract transactions	(714)	61,811	42,067	143,955	(1)	82,338	592,864

Total increase (decrease) in net assets	4,217	66,467	49,187	150,047	5,496	88,421	598,964

NET ASSETS:
Beginning of period	97,873	-	-	-	122,371	90,072	793,396

End of period	$102,090	$66,467	$49,187	$150,047	$127,867	$178,493	$1,392,360

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio, Service Class 2	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,798	$623	$(2,976)	$4,275	$2,660	$971	$(780)
Net realized gain (loss) on investments	380	135,327	34,356	2,182	5,523	24,764	299
Change in net unrealized appreciation (depreciation) on investments	(13,835)	(18,687)	180,332	86,250	13,547	(12,917)	44,061

Net increase (decrease) in net assets resulting from operations	11,343	117,263	211,712	92,707	21,730	12,818	43,580

CONTRACT TRANSACTIONS:
Contract owners' net payments	109,203	59,281	232,471	119,621	98,767	28,966	-
Contract maintenance charges	(2,923)	(3,934)	(319)	(5,094)	(88)	(553)	-
Contract owners' benefits	(32,896)	(14,245)	(14,585)	(52,090)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	7,183	311,300	13,195	36,198	15,000	29,123	(1)

Increase (decrease) in net assets resulting from Contract transactions	80,567	352,402	230,762	98,635	113,679	57,536	(1)

Total increase (decrease) in net assets	91,910	469,665	442,474	191,342	135,409	70,354	43,579

NET ASSETS:
Beginning of period	717,778	614,329	453,386	346,428	76,405	115,691	145,964

End of period	$809,688	$1,083,994	$895,860	$537,770	$211,814	$186,045	$189,543

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(88)	$4,355	$1,214	$(854)	$20	$(786)	$746
Net realized gain (loss) on investments	27	29,471	6,118	3,073	-	51,093	8,825
Change in net unrealized appreciation (depreciation) on investments	(4,590)	24,399	14,390	27,576	(96)	(22,558)	6,815

Net increase (decrease) in net assets resulting from operations	(4,651)	58,225	21,722	29,795	(76)	27,749	16,386

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	57,883	17,822	-	-	-	-
Contract maintenance charges	(54)	(743)	(1,621)	(943)	-	(1,275)	(2,126)
Contract owners' benefits	(258)	(14,746)	-	(750)	-	(927)	-
Net transfers (to) from the Company and/or Subaccounts	226,793	16,402	(12,899)	644	4,001	(218,856)	1

Increase (decrease) in net assets resulting from Contract transactions	226,481	58,796	3,302	(1,049)	4,001	(221,058)	(2,125)

Total increase (decrease) in net assets	221,830	117,021	25,024	28,746	3,925	(193,309)	14,261

NET ASSETS:
Beginning of period	4,117	551,892	198,492	265,643	-	309,412	138,787

End of period	$225,947	$668,913	$223,516	$294,389	$3,925	$116,103	$153,048

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,506	$(299)	$7,980	$5,639	$14,390	$5,173	$4,595
Net realized gain (loss) on investments	23,195	7,697	47,428	(16,066)	47,317	(88)	49
Change in net unrealized appreciation (depreciation) on investments	17,831	9,710	29,183	15,308	54,712	(11,452)	(1,857)

Net increase (decrease) in net assets resulting from operations	42,532	17,108	84,591	4,881	116,419	(6,367)	2,787

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,679	30,900	24,111	20,070	-	-	49,609
Contract maintenance charges	(2,098)	(30)	(3,056)	-	(763)	(1,987)	(357)
Contract owners' benefits	(7,110)	-	-	(226)	(3,187)	(3,933)	(11,103)
Net transfers (to) from the Company and/or Subaccounts	27,887	34,839	(29,090)	(245,537)	245,356	8,649	159,449

Increase (decrease) in net assets resulting from Contract transactions	21,358	65,709	(8,035)	(225,693)	241,406	2,729	197,598

Total increase (decrease) in net assets	63,890	82,817	76,556	(220,812)	357,825	(3,638)	200,385

NET ASSETS:
Beginning of period	223,412	20,949	578,272	220,812	872,394	248,021	80,261

End of period	$287,302	$103,766	$654,828	$-	$1,230,219	$244,383	$280,646

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$656	$(126)	$(1,051)	$640	$447	$862	$14,067
Net realized gain (loss) on investments	5,391	7,248	17,388	-	1	(292)	59
Change in net unrealized appreciation (depreciation) on investments	5,453	3,243	26,394	-	21	(3,094)	(706)

Net increase (decrease) in net assets resulting from operations	11,500	10,365	42,731	640	469	(2,524)	13,420

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	95,540	-	57,606	77,556	57,713
Contract maintenance charges	(166)	(239)	(2,331)	(103)	-	(483)	(464)
Contract owners' benefits	-	(9,761)	(14,421)	(604)	-	-	(3,237)
Net transfers (to) from the Company and/or Subaccounts	-	841	109,630	90	(1)	(3,539)	52,201

Increase (decrease) in net assets resulting from Contract transactions	(166)	(9,159)	188,418	(617)	57,605	73,534	106,213

Total increase (decrease) in net assets	11,334	1,206	231,149	23	58,074	71,010	119,633

NET ASSETS:
Beginning of period	75,722	47,377	284,043	15,084	-	-	143,052

End of period	$87,056	$48,583	$515,192	$15,107	$58,074	$71,010	$262,685

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Ultra Fund, Standard Class II	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	MFS VIT III Global Real Estate Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$524	$6,118	$(28)	$360	$666	$(7)	$75
Net realized gain (loss) on investments	6,125	413	998	186	3,050	-	-
Change in net unrealized appreciation (depreciation) on investments	8,985	(136)	1,379	(38)	(5,333)	(26)	(212)

Net increase (decrease) in net assets resulting from operations	15,634	6,395	2,349	508	(1,617)	(33)	(137)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	22,184	-	-	-	-	-
Contract maintenance charges	(1,477)	(662)	-	(158)	(153)	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	8,630	11,418	108,911	112,582	8,300	6,538

Increase (decrease) in net assets resulting from Contract transactions	(1,477)	30,152	11,418	108,753	112,429	8,300	6,538

Total increase (decrease) in net assets	14,157	36,547	13,767	109,261	110,812	8,267	6,401

NET ASSETS:
Beginning of period	96,051	108,369	-	-	-	-	-

End of period	$110,208	$144,916	$13,767	$109,261	$110,812	$8,267	$6,401

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Service Class	MFS VIT Mid Cap Growth Series, Service Class	Morgan Stanley VIF Discovery Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT High Yield Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$474	$(221)	$(44)	$451	$(3)	$(1)	$20,376
Net realized gain (loss) on investments	2,301	16,746	7	(177)	-	110	(13)
Change in net unrealized appreciation (depreciation) on investments	(2,019)	(3,898)	6,718	2,940	525	-	3,165

Net increase (decrease) in net assets resulting from operations	756	12,627	6,681	3,214	522	109	23,528

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(149)	(836)	-	-	-	(7)	(117)
Contract owners' benefits	-	(926)	-	-	-	-	(5,682)
Net transfers (to) from the Company and/or Subaccounts	95,743	223,521	17,419	(23,502)	2,401	(102)	21,902

Increase (decrease) in net assets resulting from Contract transactions	95,594	221,759	17,419	(23,502)	2,401	(109)	16,103

Total increase (decrease) in net assets	96,350	234,386	24,100	(20,288)	2,923	-	39,631

NET ASSETS:
Beginning of period	-	-	-	20,288	-	-	351,402

End of period	$96,350	$234,386	$24,100	$-	$2,923	$-	$391,033

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Income Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,323	$67	$13,694	$9,996	$41,175	$58,771	$651
Net realized gain (loss) on investments	34	(108)	40	(3,232)	9	34	410
Change in net unrealized appreciation (depreciation) on investments	(3,044)	(152)	1,555	960	7,489	(21,928)	1,650

Net increase (decrease) in net assets resulting from operations	19,313	(193)	15,289	7,724	48,673	36,877	2,711

CONTRACT TRANSACTIONS:
Contract owners' net payments	96,276	-	-	-	74,427	150,201	-
Contract maintenance charges	(2,984)	(21)	(3,430)	(3,555)	(4,252)	(11,867)	(537)
Contract owners' benefits	(11,455)	(1,302)	(2,930)	(5,670)	(14,639)	(35,804)	(2,562)
Net transfers (to) from the Company and/or Subaccounts	157,664	10	(2,362)	4,577	27,879	307,841	1,620

Increase (decrease) in net assets resulting from Contract transactions	239,501	(1,313)	(8,722)	(4,648)	83,415	410,371	(1,479)

Total increase (decrease) in net assets	258,814	(1,506)	6,567	3,076	132,088	447,248	1,232

NET ASSETS:
Beginning of period	290,319	2,937	373,167	466,219	804,355	1,395,488	41,264

End of period	$549,133	$1,431	$379,734	$469,295	$936,443	$1,842,736	$42,496

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$619	$157,511	$120,579	$10,290	$25,533	$9,451	$(482)
Net realized gain (loss) on investments	3,550	27	24,090	2,803	4,348	4,095	16,235
Change in net unrealized appreciation (depreciation) on investments	(1,665)	-	2,456,439	26,630	61,381	52,016	12,058

Net increase (decrease) in net assets resulting from operations	2,504	157,538	2,601,108	39,723	91,262	65,562	27,811

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	4,794,806	2,640,934	188,623	1,011,086	-	-
Contract maintenance charges	(1,010)	(5,741)	(50,354)	(8,063)	(2,686)	(4,210)	(229)
Contract owners' benefits	-	(393,941)	(137,495)	(14,702)	(2,343)	(11,448)	(226)
Net transfers (to) from the Company and/or Subaccounts	(1)	(4,023,710)	712,888	(96,651)	(32)	6,498	7,336

Increase (decrease) in net assets resulting from Contract transactions	(1,011)	371,414	3,165,973	69,207	1,006,025	(9,160)	6,881

Total increase (decrease) in net assets	1,493	528,952	5,767,081	108,930	1,097,287	56,402	34,692

NET ASSETS:
Beginning of period	84,982	2,861,797	10,021,729	521,159	499,180	584,469	112,819

End of period	$86,475	$3,390,749	$15,788,810	$630,089	$1,596,467	$640,871	$147,511

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Continued)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(307)	$(850)	$9,504	$2,516	$1,003	$(121)	$27,417
Net realized gain (loss) on investments	6,483	33,255	12,999	742	8	(14)	(9)
Change in net unrealized appreciation (depreciation) on investments	17,984	(27,260)	19,997	963	(1,733)	(3,841)	(30,454)

Net increase (decrease) in net assets resulting from operations	24,160	5,145	42,500	4,221	(722)	(3,976)	(3,046)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	31,006	-	4,018	-	-	61,584
Contract maintenance charges	(175)	(2,041)	(5,780)	(327)	-	-	(2,723)
Contract owners' benefits	-	(9,387)	(263)	-	-	-	(34,556)
Net transfers (to) from the Company and/or Subaccounts	(21,773)	(24,350)	-	36,427	-	(2)	10,844

Increase (decrease) in net assets resulting from Contract transactions	(21,948)	(4,772)	(6,043)	40,118	-	(2)	35,149

Total increase (decrease) in net assets	2,212	373	36,457	44,339	(722)	(3,978)	32,103

NET ASSETS:
Beginning of period	82,499	316,024	436,415	58,449	50,031	33,978	300,260

End of period	$84,711	$316,397	$472,872	$102,788	$49,309	$30,000	$332,363

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, for periods presented, Organization, for periods presented, if applicable.

 (Concluded)

See accompanying notes to financial statements.

PLAIC VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The PLAIC Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on February 5, 2021, and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan..

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory NY Variable Annuity
Schwab Genesis NY Variable Annuity

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 138 available Subaccount investment options, as follows:

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS American Funds Global Balanced Fund, Class 4 *

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4 (a)

American Funds IS Capital World Bond Fund, Class 4 *

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2 *

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Empower Bond Index Fund, Investor Class

Fidelity VIP Asset Manager 50% Portfolio, Service Class 2

Fidelity VIP Asset Manager 70% Portfolio, Service Class 2 *

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Service Class 2 (a)

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2 (a)

Fidelity VIP FundsManager 85% Portfolio, Service Class 2 *

Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2 (a)

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2 *

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio, Service Class 2

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund, Class 2

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2 *

Franklin Mutual Shares VIP Fund, Class 2 *

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2 *

Goldman Sachs VIT Core Fixed Income Fund, Service Class (a)

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT Trend Driven Allocation Fund, Service Class *

Invesco V.I. Balanced-Risk Allocation Fund, Series II *

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II *

Invesco V.I. Global Fund, Series II *

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Balanced Portfolio, Service Shares (a)

Janus Henderson VIT Forty Portfolio, Service Shares *

Janus Henderson VIT Global Sustainable Equity Portfolio, Service Shares *

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares (a)

Janus Henderson VIT Overseas Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC *

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC *

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II *

LVIP American Century Disciplined Core Value Fund, Standard Class II *

LVIP American Century International Fund, Standard Class II *

LVIP American Century Ultra Fund, Standard Class II (a)

MFS VIT Growth Series, Service Class *

MFS VIT II Core Equity Portfolio, Service Class *

MFS VIT II International Growth Portfolio, Service Class (a)

MFS VIT II International Intrinsic Value Portfolio, Service Class (a)

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Service Class *

MFS VIT II Research International Portfolio, Service Class *

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS VIT III Global Real Estate Portfolio, Service Class (a)

MFS VIT III Mid Cap Value Portfolio, Service Class (a)

MFS VIT Mid Cap Growth Series, Service Class (a)

MFS VIT New Discovery Series, Service Class *

MFS VIT Total Return Series, Service Class *

Morgan Stanley VIF Discovery Portfolio, Class II (a)

Morgan Stanley VIF Global Infrastructure Portfolio (a)

Morgan Stanley VIF Global Strategist Portfolio, Class II *

Morgan Stanley VIF Growth Portfolio, Class II

PIMCO VIT All Asset Portfolio, Advisor Class *

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (a)

PIMCO VIT Emerging Markets Bond Portfolio, Advisor Class *

PIMCO VIT Global Diversified Allocation Portfolio, Advisor Class *

PIMCO VIT High Yield Portfolio, Advisor Class

PIMCO VIT Income Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio *

Protective Life Dynamic Allocation Series Moderate Portfolio *

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Mergers
During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

Subaccount Changes: Liquidations
During 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
Morgan Stanley VIF Global Infrastructure Portfolio	December 5, 2024

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
American Funds IS Capital Income Builder, Class 4	October 14, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	July 12, 2024
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	February 13, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	July 25, 2024
Fidelity VIP Growth Portfolio, Service Class 2	February 16, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Class	October 14, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	September 17, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	January 31, 2025
LVIP American Century Ultra Fund, Standard Class II	February 16, 2024
MFS VIT Mid Cap Growth Series, Service Class	August 15, 2024
MFS VIT II International Growth Portfolio, Service Class	February 16, 2024
MFS VIT II International Intrinsic Value Portfolio, Service Class	February 16, 2024
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	October 17, 2024
MFS VIT III Global Real Estate Portfolio, Service Class	March 27, 2024
MFS VIT III Mid Cap Value Portfolio, Service Class	February 16, 2024

Morgan Stanley VIF Discovery Portfolio, Class II	July 12, 2024
PIMCO CommodityRealReturn Strategy Portfolio, Advisor Class	January 29, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$10,168	$2,063
AB VPS Large Cap Growth Portfolio, Class B	245,553	160,998
AB VPS Relative Value Portfolio, Class B	69,140	45,735
AB VPS Small Cap Growth Portfolio, Class B	7,397	7,103
American Funds IS Asset Allocation Fund, Class 4	657,056	734,567
American Funds IS Capital Income Builder, Class 4	88	15
American Funds IS Capital World Growth and Income Fund, Class 4	30,878	16,969
American Funds IS Global Growth Fund, Class 4	68,552	37,915
American Funds IS Global Small Capitalization Fund, Class 4	271,295	269,638
American Funds IS Growth Fund, Class 4	194,085	778,584
American Funds IS Growth-Income Fund, Class 4	136,256	23,250
American Funds IS International Fund, Class 4	2,076	3,055
American Funds IS New World Fund, Class 4	10,141	9,036
American Funds IS The Bond Fund of America, Class 4	76,787	45,016
American Funds IS U.S. Government Securities Fund, Class 4	27,969	21,473
American Funds IS Washington Mutual Investors Fund, Class 4	294,280	276,149
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	33,358	50,008
BlackRock Global Allocation V.I. Fund, Class III	24,281	2,250
BlackRock International V.I. Fund, Class I	69,950	74,151
ClearBridge Variable Dividend Strategy Portfolio, Class II	144,054	36,456
ClearBridge Variable Large Cap Growth Portfolio, Class II	178	11
ClearBridge Variable Mid Cap Portfolio, Class II	16,845	4,566
ClearBridge Variable Small Cap Growth Portfolio, Class II	16,500	34,930
Columbia VP Balanced Fund, Class 2	220,998	1,538
Columbia VP Intermediate Bond Fund, Class 2	19,367	5,770
Columbia VP Limited Duration Credit Fund, Class 2	19,874	14,999
Columbia VP Select Mid Cap Value Fund, Class 2	2,522	4,102
Columbia VP Strategic Income Fund, Class 2	11,137	4,894
Empower Bond Index Fund, Investor Class	6,382	1,358
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	35,643	6,391
Fidelity VIP Balanced Portfolio, Service Class 2	169,913	105,853
Fidelity VIP Bond Index Portfolio, Service Class 2	94,593	409,142
Fidelity VIP Contrafund Portfolio, Service Class 2	97,856	74,366
Fidelity VIP Energy Portfolio, Service Class 2	1,774	858
Fidelity VIP Extended Market Index Portfolio, Service Class 2	16,337	127,789
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	65,206	104,171
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	7,893	79,496
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	718	8,599
Fidelity VIP Growth Portfolio, Service Class 2	20,219	16,265
Fidelity VIP Health Care Portfolio, Service Class 2	9,232	452
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	47,952	62,665
Fidelity VIP International Index Portfolio, Service Class 2	134,472	312,450
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	48,210	35,870
Fidelity VIP Mid Cap Portfolio, Service Class 2	144,035	62,966
Fidelity VIP Technology Portfolio, Initial Class	85,017	46,141

Subaccount	Purchases	Sales
Fidelity VIP Total Market Index Portfolio, Service Class 2	$7,560	$291,448
Fidelity VIP Utilities Portfolio, Initial Class	12,806	17,488
Fidelity VIP Value Strategies Portfolio, Service Class 2	47,938	93,492
Franklin DynaTech VIP Fund, Class 2	3,600	917
Franklin Income VIP Fund, Class 2	14,581	1,383
Franklin Rising Dividends VIP Fund, Class 2	77,227	47,776
Franklin Small Cap Value VIP Fund, Class 2	27,000	4,678
Franklin Small-Mid Cap Growth VIP Fund, Class 2	59,018	36,871
Goldman Sachs VIT Core Fixed Income Fund, Service Class	147	18
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	23,554	619
Goldman Sachs VIT Mid Cap Value Fund, Service Class	18,540	2,267
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	65,134	56,935
Goldman Sachs VIT Strategic Growth Fund, Service Class	15,297	45,529
Invesco V.I. Comstock Fund, Series II	94,762	15,779
Invesco V.I. Equity and Income Fund, Series II	94,894	11,518
Invesco V.I. Global Real Estate Fund, Series II	5,396	6,549
Invesco V.I. Government Securities Fund, Series II	15,973	26,723
Invesco V.I. Growth and Income Fund, Series II	8,326	592
Invesco V.I. Main Street Fund, Series II	10,344	5,916
Invesco V.I. Main Street Small Cap Fund, Series II	81,963	36,281
Invesco V.I. U.S. Government Money Portfolio, Series I	478	8,642
Janus Henderson VIT Balanced Portfolio, Service Shares	2,964	277
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	15,041	13,856
Janus Henderson VIT Overseas Portfolio, Service Shares	1,121	980
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	20,367	21,944
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	12,074	1,631
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	99,090	85,823
LVIP American Century Ultra Fund, Standard Class II	-	14,293
MFS VIT II International Growth Portfolio, Service Class	6,661	21,058
MFS VIT II International Intrinsic Value Portfolio, Service Class	7,961	25,981
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	-	7,439
MFS VIT III Global Real Estate Portfolio, Service Class	76	29
MFS VIT III Mid Cap Value Portfolio, Service Class	14,572	11,737
MFS VIT Mid Cap Growth Series, Service Class	47,473	5,980
Morgan Stanley VIF Discovery Portfolio, Class II	108	122
Morgan Stanley VIF Growth Portfolio, Class II	15,000	2,955
Morgan Stanley VIF Global Infrastructure Portfolio	15,936	162,155
Morgan Stanley VIF Growth Portfolio, Class II	48,391	35,366
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	45	399
PIMCO VIT Low Duration Portfolio, Advisor Class	15,712	8,841
PIMCO VIT Real Return Portfolio, Advisor Class	139,111	132,398
PIMCO VIT Short-Term Portfolio, Advisor Class	228,908	31,071
PIMCO VIT Total Return Portfolio, Advisor Class	137,574	490,509
Protective Life Dynamic Allocation Series Conservative Portfolio	4,399	3,342
Royce Capital Fund Small-Cap Portfolio, Service Class	7,890	1,076
Schwab Government Money Market Portfolio	1,346,507	1,913,847
Schwab S&P 500 Index Portfolio	437,952	3,390,153
Schwab VIT Balanced Portfolio	28,654	14,154

Subaccount	Purchases	Sales
Schwab VIT Balanced with Growth Portfolio	$82,897	$57,063
Schwab VIT Growth Portfolio	51,745	6,284
T. Rowe Price All-Cap Opportunities Portfolio	18,651	1,268
T. Rowe Price Blue Chip Growth Portfolio, Class II	8,345	6,019
T. Rowe Price Health Sciences Portfolio, Class II	16,440	16,361
T. Rowe Price Moderate Allocation Portfolio	34,271	6,685
Templeton Developing Markets VIP Fund, Class 2	50,344	73,863
Templeton Foreign VIP Fund, Class 2	5,019	256
Templeton Global Bond VIP Fund, Class 2	-	124
Western Asset Core Plus VIT Portfolio, Class II	33,705	199,148

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	-	141	(141)	361	500	(139)
AB VPS Large Cap Growth Portfolio, Class B	6,333	9,315	(2,982)	19,854	7,923	11,931
AB VPS Relative Value Portfolio, Class B	912	3,012	(2,100)	11,631	1,072	10,559
AB VPS Small Cap Growth Portfolio, Class B	865	693	172	1,972	234	1,738
American Funds IS Asset Allocation Fund, Class 4	39,343	48,387	(9,044)	4,352	1,336	3,016
American Funds IS Capital Income Builder, Class 4	-	-	-	216	-	216
American Funds IS Capital World Growth and Income Fund, Class 4	-	930	(930)	275	995	(720)
American Funds IS Global Growth Fund, Class 4	300	2,534	(2,234)	2,886	779	2,107
American Funds IS Global Small Capitalization Fund, Class 4	24,511	24,778	(267)	31,998	23,660	8,338
American Funds IS Growth Fund, Class 4	3,718	39,947	(36,229)	14,987	1,229	13,758
American Funds IS Growth-Income Fund, Class 4	50	1,132	(1,082)	675	1,214	(539)
American Funds IS International Fund, Class 4	87	247	(160)	243	1,232	(989)
American Funds IS New World Fund, Class 4	122	628	(506)	2,677	1,426	1,251
American Funds IS The Bond Fund of America, Class 4	3,589	4,430	(841)	42,184	1,936	40,248
American Funds IS U.S. Government Securities Fund, Class 4	12	2,108	(2,096)	6,325	2,343	3,982
American Funds IS Washington Mutual Investors Fund, Class 4	13,187	14,265	(1,078)	21,600	16,196	5,404
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	-	3,769	(3,769)	44,671	439	44,232
BlackRock Global Allocation V.I. Fund, Class III	1,119	178	941	2,268	96	2,172
BlackRock International V.I. Fund, Class I	6,355	7,282	(927)	9,678	7,504	2,174
ClearBridge Variable Dividend Strategy Portfolio, Class II	75	2,154	(2,079)	10,825	1,188	9,637
ClearBridge Variable Large Cap Growth Portfolio, Class II	-	-	-	158	430	(272)
ClearBridge Variable Mid Cap Portfolio, Class II	-	279	(279)	-	413	(413)
ClearBridge Variable Small Cap Growth Portfolio, Class II	751	3,574	(2,823)	3,722	2,056	1,666
Columbia VP Balanced Fund, Class 2	17,308	18	17,290	8,211	35	8,176
Columbia VP Intermediate Bond Fund, Class 2	10	521	(511)	10,910	255	10,655
Columbia VP Limited Duration Credit Fund, Class 2	681	1,361	(680)	16,113	19	16,094
Columbia VP Select Mid Cap Value Fund, Class 2	168	266	(98)	1,368	261	1,107
Columbia VP Strategic Income Fund, Class 2	432	432	-	8,633	244	8,389
Empower Bond Index Fund, Investor Class	261	84	177	210	31	179
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2	-	425	(425)	-	537	(537)
Fidelity VIP Balanced Portfolio, Service Class 2	636	7,306	(6,670)	73,425	2,270	71,155
Fidelity VIP Bond Index Portfolio, Service Class 2	3,909	41,853	(37,944)	145,094	19,462	125,632

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Contrafund Portfolio, Service Class 2	6,174	6,138	36	11,504	-	11,504
Fidelity VIP Energy Portfolio, Service Class 2	52	38	14	1,684	10	1,674
Fidelity VIP Extended Market Index Portfolio, Service Class 2	490	10,473	(9,983)	57,473	2,489	54,984
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	5,487	9,220	(3,733)	526	582	(56)
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	670	6,664	(5,994)	5,994	-	5,994
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	-	519	(519)	3,384	7	3,377
Fidelity VIP Growth Portfolio, Service Class 2	12	913	(901)	9,346	10	9,336
Fidelity VIP Health Care Portfolio, Service Class 2	-	-	-	-	-	-
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	3,372	4,623	(1,251)	10,486	3,559	6,927
Fidelity VIP International Index Portfolio, Service Class 2	7,127	23,335	(16,208)	70,041	16,452	53,589
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	2,003	3,531	(1,528)	13,854	4,885	8,969
Fidelity VIP Mid Cap Portfolio, Service Class 2	707	3,514	(2,807)	24,042	1,340	22,702
Fidelity VIP Technology Portfolio, Initial Class	874	2,548	(1,674)	19,336	3,474	15,862
Fidelity VIP Total Market Index Portfolio, Service Class 2	172	16,780	(16,608)	10,061	2,664	7,397
Fidelity VIP Utilities Portfolio, Initial Class	-	931	(931)	7,004	5	6,999
Fidelity VIP Value Strategies Portfolio, Service Class 2	3,387	7,349	(3,962)	7,842	3,012	4,830
Franklin DynaTech VIP Fund, Class 2	257	-	257	-	-	-
Franklin Income VIP Fund, Class 2	3	22	(19)	16,272	23	16,249
Franklin Rising Dividends VIP Fund, Class 2	298	2,908	(2,610)	5,071	1,092	3,979
Franklin Small Cap Value VIP Fund, Class 2	348	232	116	1,284	1,133	151
Franklin Small-Mid Cap Growth VIP Fund, Class 2	3,797	3,136	661	3,715	3,686	29
Goldman Sachs VIT Core Fixed Income Fund, Service Class	-	-	-	443	-	443
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	144	8	136	-	19,565	(19,565)
Goldman Sachs VIT Mid Cap Value Fund, Service Class	-	110	(110)	-	135	(135)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	3,004	4,268	(1,264)	6,361	4,554	1,807
Goldman Sachs VIT Strategic Growth Fund, Service Class	238	2,585	(2,347)	4,687	2	4,685
Invesco V.I. Comstock Fund, Series II	364	635	(271)	1,329	1,709	(380)
Invesco V.I. Conservative Balanced Fund, Series II	-	-	-	1,912	23,868	(21,956)
Invesco V.I. Equity and Income Fund, Series II	8	386	(378)	17,643	285	17,358
Invesco V.I. Global Real Estate Fund, Series II	76	520	(444)	1,348	1,117	231
Invesco V.I. Government Securities Fund, Series II	852	2,755	(1,903)	22,982	1,258	21,724
Invesco V.I. Growth and Income Fund, Series II	-	10	(10)	-	10	(10)
Invesco V.I. Main Street Fund, Series II	397	342	55	58	659	(601)
Invesco V.I. Main Street Small Cap Fund, Series II	1,996	2,768	(772)	18,125	2,257	15,868
Invesco V.I. U.S. Government Money Portfolio, Series I	-	766	(766)	8	66	(58)
Janus Henderson VIT Balanced Portfolio, Service Shares	-	-	-	4,971	-	4,971

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	994		994	-	-	-	-
Janus Henderson VIT Overseas Portfolio, Service Shares	3		60	(57)	7,251	781	6,470
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	439		1,981	(1,542)	10,719	312	10,407
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	-		77	(77)	-	95	(95)
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	8,549		7,948	601	10,523	7,523	3,000
LVIP American Century Ultra Fund, Standard Class II	0	*	964	(964)	964	-	964
MFS VIT II International Growth Portfolio, Service Class	-		1,592	(1,592)	9,685	13	9,672
MFS VIT II International Intrinsic Value Portfolio, Service Class	-		1,867	(1,867)	9,753	13	9,740
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	0	*	665	(665)	665	-	665
MFS VIT III Global Real Estate Portfolio, Service Class	-		-	-	610	-	610
MFS VIT III Mid Cap Value Portfolio, Service Class	428		884	(456)	7,530	11	7,519
MFS VIT Mid Cap Growth Series, Service Class	-		397	(397)	18,159	136	18,023
Morgan Stanley VIF Discovery Portfolio, Class II	-		-	-	1,374	-	1,374
Morgan Stanley VIF Global Infrastructure Portfolio	-		-	-	-	2,042	(2,042)
Morgan Stanley VIF Growth Portfolio, Class II	1,032		264	768	264	-	264
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	-		-	-	537	537	-
PIMCO VIT High Yield Portfolio, Advisor Class	23		14,454	(14,431)	1,944	415	1,529
PIMCO VIT Income Portfolio, Advisor Class	1,773		3,065	(1,292)	25,238	2,259	22,979
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	-		57	(57)	-	206	(206)
PIMCO VIT Low Duration Portfolio, Advisor Class	84		755	(671)	21	894	(873)
PIMCO VIT Real Return Portfolio, Advisor Class	11,837		12,605	(768)	14,475	15,001	(526)
PIMCO VIT Short-Term Portfolio, Advisor Class	16,248		2,513	13,735	9,578	1,773	7,805
PIMCO VIT Total Return Portfolio, Advisor Class	7,241		51,477	(44,236)	51,019	5,251	45,768
Protective Life Dynamic Allocation Series Conservative Portfolio	82		269	(187)	146	283	(137)
Royce Capital Fund Small-Cap Portfolio, Service Class	-		48	(48)	-	59	(59)
Schwab Government Money Market Portfolio	108,818		169,668	(60,850)	461,412	425,341	36,071
Schwab S&P 500 Index Portfolio	14,118		172,353	(158,235)	231,889	44,516	187,373
Schwab VIT Balanced Portfolio	36		984	(948)	16,792	10,817	5,975
Schwab VIT Balanced with Growth Portfolio	-		3,534	(3,534)	84,184	412	83,772
Schwab VIT Growth Portfolio	-		250	(250)	467	1,200	(733)
T. Rowe Price All-Cap Opportunities Portfolio	-		37	(37)	539	64	475
T. Rowe Price Blue Chip Growth Portfolio, Class II	-		374	(374)	276	2,101	(1,825)
T. Rowe Price Health Sciences Portfolio, Class II	339		1,569	(1,230)	4,005	4,339	(334)
T. Rowe Price Moderate Allocation Portfolio	-		452	(452)	-	561	(561)
Templeton Developing Markets VIP Fund, Class 2	3,821		5,780	(1,959)	9,787	5,852	3,935
Templeton Foreign VIP Fund, Class 2	-		-	-	-	-	-

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Global Bond VIP Fund, Class 2	-	-	-	-	-	-
Western Asset Core Plus VIT Portfolio, Class II	2,226	21,257	(19,031)	10,587	6,552	4,035

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base,  death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of each Subaccount

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of each Subaccount

Deductions for Premium Taxes
New York does not currently impose premium taxes on variable annuities; if premium taxes are imposed in the future, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	the mandated percentage of each contribution

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Expense Type	Range
Charge for Optional Return of Purchase Payments Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2025	7	$12.55	$12.43	$88	0.60%	0.25%	0.45%	2.38%	2.18%
2024	7	12.26	12.16	88	0.63%	0.25%	0.45%	9.44%	9.22%
2023	7	11.20	11.14	82	0.90%	0.25%	0.45%	16.57%	16.34%
2022	4	9.61	9.57	40	0.50%	0.25%	0.45%	(16.03)%	(16.20)%
2021	6	11.44	11.44	73	0.00%	0.25%	0.25%	4.88%	4.88%
AB VPS Large Cap Growth Portfolio, Class B
2025	85	17.82	17.65	1,503	0.00%	0.25%	0.45%	12.57%	12.34%
2024	88	15.83	15.71	1,383	0.00%	0.25%	0.45%	24.64%	24.39%
2023	76	12.70	12.63	959	0.00%	0.25%	0.45%	34.45%	34.18%
2022	73	9.45	9.41	685	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	20	13.26	13.26	264	0.00%	0.45%	0.45%	3.92%	3.92%
AB VPS Relative Value Portfolio, Class B
2025	41	15.53	15.38	638	0.88%	0.25%	0.45%	9.92%	9.70%
2024	43	14.13	14.02	610	1.32%	0.25%	0.45%	12.48%	12.26%
2023	33	12.56	12.49	410	1.38%	0.25%	0.45%	11.44%	11.22%
2022	12	11.27	11.23	138	1.42%	0.25%	0.45%	(4.66)%	(4.85)%
2021	4	11.82	11.82	42	0.00%	0.25%	0.25%	1.67%	1.67%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

AB VPS Small Cap Growth Portfolio, Class B
2025	23		$9.33	$9.24	$216	0.00%	0.25%	0.45%	4.19%	3.98%
2024	23		8.95	8.88	206	0.00%	0.25%	0.45%	18.15%	17.91%
2023	21		7.58	7.53	161	0.00%	0.25%	0.45%	17.43%	17.20%
2022	23		6.45	6.43	146	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	0	*	10.65	10.65	2	0.00%	0.25%	0.25%	2.72%	2.72%
American Funds IS Asset Allocation Fund, Class 4
2025	46		16.06	15.90	731	1.74%	0.25%	0.45%	15.30%	15.07%
2024	55		13.93	13.82	760	2.07%	0.25%	0.45%	15.82%	15.59%
2023	52		12.03	11.95	621	2.08%	0.25%	0.45%	11.28%	13.51%
2022	47		10.53	10.53	498	1.89%	0.45%	0.45%	(14.05)%	(14.05)%
2021	35		12.25	12.25	426	1.87%	0.45%	0.45%	11.24%	11.24%
American Funds IS Capital Income Builder, Class 4
2025	0	*	16.03	16.03	3	2.75%	0.45%	0.45%	19.62%	19.62%
2024	0	*	13.40	13.40	3	33.54%	0.45%	0.45%	(3.28)%	(3.28)%
American Funds IS Capital World Growth and Income Fund, Class 4
2025	38		18.00	17.81	689	1.27%	0.25%	0.45%	24.15%	23.90%
2024	39		14.50	14.38	568	1.53%	0.25%	0.45%	13.41%	13.18%
2023	40		12.78	12.70	510	1.83%	0.25%	0.45%	20.35%	20.11%
2022	34		10.62	10.58	364	2.92%	0.25%	0.45%	(3.03)%	(3.17)%
American Funds IS Global Growth Fund, Class 4
2025	31		15.95	15.78	492	1.22%	0.25%	0.45%	21.04%	20.80%
2024	33		13.17	13.06	436	1.42%	0.25%	0.45%	13.10%	12.87%
2023	31		11.65	11.57	361	0.97%	0.25%	0.45%	21.99%	21.75%
2022	11		9.55	9.51	106	0.52%	0.25%	0.45%	(25.11)%	(25.26)%
2021	6		12.75	12.72	73	0.27%	0.25%	0.45%	3.12%	6.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Global Small Capitalization Fund, Class 4
2025	20	$11.62	$11.50	$236	0.25%	0.25%	0.45%	14.04%	13.81%
2024	21	10.19	10.10	209	0.73%	0.25%	0.45%	1.86%	1.66%
2023	12	10.00	9.94	122	0.03%	0.25%	0.45%	15.50%	15.27%
2022	10	8.66	8.62	85	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	5	12.35	12.35	67	0.00%	0.25%	0.25%	(4.47)%	(4.47)%
American Funds IS Growth Fund, Class 4
2025	47	20.95	20.73	986	0.16%	0.25%	0.45%	19.63%	19.39%
2024	83	17.51	17.36	1,454	0.16%	0.25%	0.45%	30.97%	30.70%
2023	70	13.37	13.28	929	0.18%	0.25%	0.45%	37.79%	37.52%
2022	43	9.70	9.66	415	0.10%	0.25%	0.45%	(30.29)%	(30.43)%
2021	40	13.88	13.88	558	0.26%	0.45%	0.45%	18.29%	18.29%
American Funds IS Growth-Income Fund, Class 4
2025	41	20.25	20.04	825	0.75%	0.25%	0.45%	17.48%	17.24%
2024	42	17.24	17.10	722	0.95%	0.25%	0.45%	23.61%	23.36%
2023	43	13.95	13.86	592	1.22%	0.25%	0.45%	25.51%	25.26%
2022	42	11.11	11.06	466	1.37%	0.25%	0.45%	(16.91)%	(17.08)%
2021	23	13.37	13.34	301	0.96%	0.25%	0.45%	6.67%	18.84%
American Funds IS International Fund, Class 4
2025	6	13.62	13.62	85	1.21%	0.25%	0.25%	26.09%	26.09%
2024	6	10.80	10.80	69	0.99%	0.25%	0.25%	2.67%	2.67%
2023	7	10.52	10.52	78	1.21%	0.25%	0.25%	15.27%	15.27%
2022	2	9.13	9.13	17	1.52%	0.25%	0.25%	(21.22)%	(21.22)%
2021	1	11.56	11.56	13	4.22%	0.45%	0.45%	(5.79)%	(5.79)%
American Funds IS New World Fund, Class 4
2025	13	14.55	14.40	183	0.92%	0.25%	0.45%	27.61%	27.35%
2024	13	11.40	11.31	149	1.23%	0.25%	0.45%	6.06%	5.85%
2023	12	10.75	10.68	127	1.21%	0.25%	0.45%	15.38%	15.15%
2022	10	9.32	9.28	94	1.24%	0.25%	0.45%	(22.45)%	(22.60)%
2021	5	12.01	11.99	58	0.79%	0.25%	0.45%	(4.09)%	(4.13)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS The Bond Fund of America, Class 4
2025	106	$9.84	$9.74	$1,045	4.16%	0.25%	0.45%	6.71%	6.50%
2024	107	9.22	9.15	987	4.89%	0.25%	0.45%	0.72%	0.52%
2023	67	9.16	9.10	612	3.45%	0.25%	0.45%	4.46%	4.25%
2022	55	8.77	8.73	484	4.04%	0.25%	0.45%	(12.97)%	(13.14)%
2021	16	10.07	10.05	157	4.76%	0.25%	0.45%	0.10%	0.66%
American Funds IS U.S. Government Securities Fund, Class 4
2025	71	9.66	9.56	687	4.12%	0.25%	0.45%	7.27%	7.06%
2024	73	9.01	8.93	660	3.95%	0.25%	0.45%	0.19%	(0.01)%
2023	69	8.99	8.93	623	3.69%	0.25%	0.45%	2.37%	2.16%
2022	61	8.78	8.74	536	6.03%	0.25%	0.45%	(11.42)%	(11.59)%
2021	8	9.92	9.89	84	2.56%	0.25%	0.45%	0.32%	(0.26)%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	26	20.66	20.44	536	1.16%	0.25%	0.45%	16.61%	16.37%
2024	27	17.72	17.57	479	1.44%	0.25%	0.45%	18.55%	18.32%
2023	22	14.94	14.94	323	1.65%	0.25%	0.25%	16.68%	16.68%
2022	26	12.81	12.81	335	1.86%	0.25%	0.25%	(8.91)%	(8.91)%
2021	14	14.06	14.03	196	1.67%	0.25%	0.45%	7.62%	10.44%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	41	13.79	13.66	569	2.19%	0.25%	0.45%	15.08%	14.85%
2024	45	11.98	11.89	540	2.84%	0.25%	0.45%	11.08%	10.86%
2023	1	10.79	10.79	9	5.50%	0.25%	0.25%	8.16%	8.16%
BlackRock Global Allocation V.I. Fund, Class III
2025	6	12.87	12.75	79	4.88%	0.25%	0.45%	19.21%	3.85%
2024	5	10.80	10.80	56	1.77%	0.25%	0.25%	8.65%	8.65%
2023	3	9.94	9.94	30	20.93%	0.25%	0.25%	6.55%	6.55%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

BlackRock International V.I. Fund, Class I
2025	47		$10.57	$10.47	$499	1.58%	0.25%	0.45%	15.25%	15.02%
2024	48		9.17	9.10	442	0.62%	0.25%	0.45%	0.12%	(0.08)%
2023	46		9.16	9.11	422	0.87%	0.25%	0.45%	18.73%	18.49%
2022	42		7.72	7.69	321	1.32%	0.25%	0.45%	(24.81)%	(24.96)%
2021	9		10.26	10.26	97	1.17%	0.25%	0.25%	(4.45)%	(4.45)%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2025	56		17.01	17.01	948	1.93%	0.25%	0.25%	12.18%	12.18%
2024	58		15.16	15.16	877	1.23%	0.25%	0.25%	16.39%	16.39%
2023	48		13.02	13.02	628	2.03%	0.25%	0.25%	13.72%	13.72%
2022	43		11.45	11.45	491	2.28%	0.25%	0.25%	(8.46)%	(8.46)%
2021	2		12.51	12.51	26	2.42%	0.25%	0.25%	3.14%	3.14%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2025	0	*	16.49	16.49	3	0.00%	0.45%	0.45%	7.87%	7.87%
2024	0	*	15.28	15.28	2	0.00%	0.45%	0.45%	26.99%	26.99%
2023	0	*	12.10	12.10	5	0.00%	0.25%	0.25%	43.31%	43.31%
2022	1		8.45	8.45	4	0.00%	0.25%	0.25%	(12.02)%	(12.02)%
ClearBridge Variable Mid Cap Portfolio, Class II
2025	19		13.64	13.50	258	0.01%	0.25%	0.45%	3.82%	3.61%
2024	19		13.14	13.03	252	0.37%	0.25%	0.45%	9.45%	9.23%
2023	20		12.00	11.93	236	0.02%	0.25%	0.45%	12.34%	12.11%
2022	20		10.68	10.64	210	0.10%	0.25%	0.45%	(25.69)%	(25.84)%
2021	16		14.38	14.34	236	0.01%	0.25%	0.45%	10.28%	19.08%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	11		10.98	9.57	121	0.00%	0.25%	0.45%	8.70%	(4.41)%
2024	14		10.10	10.01	140	0.00%	0.25%	0.45%	3.97%	3.76%
2023	12		9.71	9.65	118	0.00%	0.25%	0.45%	7.85%	7.64%
2022	2		9.00	8.97	19	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	3		12.69	12.69	32	0.00%	0.45%	0.45%	3.76%	3.76%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Columbia VP Balanced Fund, Class 2
2025	26		$14.37	$14.37	$371	0.00%	0.45%	0.45%	13.24%	13.24%
2024	9		12.69	12.69	108	0.00%	0.45%	0.45%	13.79%	13.79%
2023	0	*	11.15	11.15	4	0.00%	0.45%	0.45%	20.56%	20.56%
2022	0	*	9.25	9.25	4	0.00%	0.45%	0.45%	(17.24)%	(17.24)%
2021	0	*	11.18	11.18	5	0.00%	0.45%	0.45%	0.98%	0.98%
Columbia VP Intermediate Bond Fund, Class 2
2025	39		9.64	9.55	378	5.24%	0.25%	0.45%	8.57%	8.35%
2024	40		8.88	8.81	353	4.79%	0.25%	0.45%	1.48%	1.27%
2023	29		8.75	8.70	254	1.97%	0.25%	0.45%	5.82%	5.61%
2022	13		8.27	8.24	109	6.00%	0.25%	0.45%	(17.43)%	(17.59)%
2021	0	*	10.00	10.00	5	0.00%	0.45%	0.45%	0.44%	0.44%
Columbia VP Limited Duration Credit Fund, Class 2
2025	19		10.92	10.81	212	6.02%	0.25%	0.45%	5.74%	5.53%
2024	20		10.33	10.25	207	4.48%	0.25%	0.45%	4.37%	4.16%
2023	4		9.89	9.89	39	3.06%	0.25%	0.25%	6.39%	6.39%
2022	4		9.30	9.30	37	0.51%	0.25%	0.25%	(6.59)%	(6.59)%
2021	4		9.95	9.95	40	2.36%	0.25%	0.25%	(1.06)%	(1.06)%
Columbia VP Select Mid Cap Value Fund, Class 2
2025	15		14.89	14.74	221	0.00%	0.25%	0.45%	13.59%	13.36%
2024	15		13.11	13.01	196	0.00%	0.25%	0.45%	11.99%	11.76%
2023	14		11.70	11.70	162	0.00%	0.25%	0.25%	9.78%	9.78%
2022	1		10.66	10.66	14	0.00%	0.25%	0.25%	(9.89)%	(9.89)%
2021	2		11.81	11.81	23	0.00%	0.45%	0.45%	8.86%	8.86%
Columbia VP Strategic Income Fund, Class 2
2025	15		10.77	10.66	156	4.35%	0.25%	0.45%	6.90%	0.69%
2024	15		10.07	10.07	146	5.25%	0.25%	0.25%	4.24%	4.24%
2023	6		9.66	9.66	59	0.00%	0.25%	0.25%	6.01%	6.01%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Bond Index Fund, Investor Class
2025	16	$9.43	$9.33	$147	2.80%	0.25%	0.45%	6.35%	6.14%
2024	16	8.86	8.79	137	2.38%	0.25%	0.45%	0.57%	0.37%
2023	15	8.81	8.76	135	1.96%	0.25%	0.45%	4.76%	4.55%
2022	20	8.41	8.38	164	1.29%	0.25%	0.45%	(13.90)%	(14.07)%
2021	13	9.75	9.75	125	1.30%	0.45%	0.45%	(1.44)%	(1.44)%
Fidelity VIP Asset Manager 50% Portfolio, Service Class 2
2025	42	12.77	12.77	539	2.48%	0.25%	0.25%	14.36%	14.36%
2024	43	11.16	11.16	476	2.37%	0.25%	0.25%	7.96%	7.96%
2023	43	10.34	10.34	446	2.88%	0.25%	0.25%	9.01%	9.01%
Fidelity VIP Balanced Portfolio, Service Class 2
2025	176	15.03	14.89	2,635	1.62%	0.25%	0.45%	14.67%	14.44%
2024	183	13.11	13.01	2,388	1.84%	0.25%	0.45%	15.34%	15.11%
2023	112	11.37	11.30	1,266	1.61%	0.25%	0.45%	20.93%	20.69%
2022	150	9.40	9.36	1,408	1.06%	0.25%	0.45%	(18.39)%	(18.55)%
2021	136	11.52	11.50	1,560	0.82%	0.25%	0.45%	5.66%	7.32%
Fidelity VIP Bond Index Portfolio, Service Class 2
2025	174	9.79	9.69	1,689	2.99%	0.25%	0.45%	6.50%	6.28%
2024	212	9.19	9.12	1,935	3.84%	0.25%	0.45%	0.75%	0.54%
2023	86	9.12	9.07	783	3.16%	0.25%	0.45%	4.87%	4.66%
2022	35	8.70	8.67	300	2.13%	0.25%	0.45%	(13.60)%	(13.77)%
2021	11	10.07	10.05	110	2.18%	0.25%	0.45%	(0.16)%	(1.41)%
Fidelity VIP Contrafund Portfolio, Service Class 2
2025	12	14.01	14.01	162	0.00%	0.45%	0.45%	20.65%	20.65%
2024	12	11.61	11.61	134	0.00%	0.45%	0.45%	4.13%	4.13%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP Energy Portfolio, Service Class 2
2025	2		$20.93	$20.93	$41	2.00%	0.25%	0.25%	10.07%	10.07%
2024	2		19.02	19.02	37	2.29%	0.25%	0.25%	3.76%	3.76%
2023	0	*	18.33	18.33	5	1.68%	0.25%	0.25%	0.45%	0.45%
2022	1		18.24	18.24	18	3.15%	0.25%	0.25%	62.46%	62.46%
2021	1		11.23	11.23	6	0.00%	0.25%	0.25%	4.16%	4.16%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2025	89		12.91	12.79	1,149	0.97%	0.25%	0.45%	11.75%	11.53%
2024	99		11.55	11.47	1,144	1.71%	0.25%	0.45%	11.74%	11.52%
2023	44		10.34	10.28	458	1.87%	0.25%	0.45%	16.82%	16.58%
2022	38		8.85	8.82	336	1.47%	0.25%	0.45%	(18.50)%	(18.67)%
2021	19		10.86	10.84	210	1.26%	0.25%	0.45%	0.90%	4.27%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2025	6		11.56	11.45	69	2.90%	0.25%	0.45%	0.71%	8.54%
2024	10		10.55	10.55	102	3.51%	0.45%	0.45%	4.91%	4.91%
2023	10		10.06	10.06	98	3.58%	0.45%	0.45%	7.54%	7.54%
2022	11		9.35	9.35	99	3.74%	0.45%	0.45%	(10.16)%	(10.16)%
2021	1		10.41	10.41	10	5.85%	0.45%	0.45%	0.56%	0.56%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2025	-		-	-	-	0.40%	0.45%	0.45%	7.34%	7.34%
2024	6		11.09	11.09	66	2.68%	0.45%	0.45%	8.85%	8.85%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2025	3		17.68	17.55	51	0.00%	0.25%	0.45%	21.33%	21.09%
2024	3		14.57	14.49	49	0.00%	0.25%	0.45%	17.72%	3.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Growth Portfolio, Service Class 2
2025	8	$18.38	$18.28	$155	0.05%	0.25%	0.45%	14.32%	14.09%
2024	9	16.08	16.02	150	0.00%	0.25%	0.45%	16.90%	(3.19)%
Fidelity VIP Health Care Portfolio, Service Class 2
2025	12	11.99	11.88	145	0.17%	0.25%	0.45%	13.81%	13.58%
2024	12	10.54	10.46	128	0.00%	0.25%	0.45%	4.60%	4.39%
2023	12	10.07	10.02	122	0.00%	0.25%	0.45%	3.75%	3.55%
2022	12	9.71	9.67	118	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	6	11.12	11.12	67	0.00%	0.45%	0.45%	(2.36)%	(2.36)%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	14	13.90	13.90	193	0.77%	0.25%	0.25%	18.06%	18.06%
2024	15	11.77	11.77	178	0.82%	0.25%	0.25%	7.65%	7.65%
2023	8	10.93	10.93	90	0.15%	0.25%	0.25%	26.86%	26.86%
2022	10	8.62	8.62	84	0.67%	0.25%	0.25%	(2.54)%	(2.54)%
Fidelity VIP International Index Portfolio, Service Class 2
2025	116	14.00	13.86	1,615	2.63%	0.25%	0.45%	32.49%	32.23%
2024	132	10.57	10.48	1,392	3.48%	0.25%	0.45%	4.56%	4.35%
2023	79	10.10	10.05	793	2.99%	0.25%	0.45%	15.59%	15.36%
2022	65	8.74	8.71	568	2.13%	0.25%	0.45%	(16.42)%	(16.59)%
2021	55	10.46	10.44	577	3.00%	0.25%	0.45%	(2.83)%	0.90%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2025	86	9.91	9.80	848	3.49%	0.25%	0.45%	6.66%	6.45%
2024	87	9.29	9.21	810	3.47%	0.25%	0.45%	1.24%	1.04%
2023	78	9.17	9.12	718	3.57%	0.25%	0.45%	5.74%	5.53%
2022	42	8.68	8.64	361	2.27%	0.25%	0.45%	(13.43)%	(13.60)%
2021	35	10.02	10.00	353	1.87%	0.25%	0.45%	1.52%	(0.85)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Fidelity VIP Mid Cap Portfolio, Service Class 2
2025	64		$18.03	$17.85	$1,154	0.25%	0.25%	0.45%	11.21%	10.99%
2024	67		16.22	16.08	1,084	0.43%	0.25%	0.45%	16.88%	16.65%
2023	44		13.87	13.79	614	0.38%	0.25%	0.45%	14.52%	14.29%
2022	46		12.12	12.06	558	0.29%	0.25%	0.45%	(15.18)%	(15.35)%
2021	36		14.28	14.25	515	0.17%	0.25%	0.45%	7.98%	6.71%
Fidelity VIP Technology Portfolio, Initial Class
2025	48		22.01	21.80	1,059	0.00%	0.25%	0.45%	22.46%	22.22%
2024	50		17.98	17.84	896	0.00%	0.25%	0.45%	35.25%	34.98%
2023	34		13.29	13.22	453	0.13%	0.25%	0.45%	57.92%	57.61%
2022	34		8.42	8.39	288	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	27		13.15	13.13	359	0.00%	0.25%	0.45%	12.16%	11.30%
Fidelity VIP Total Market Index Portfolio, Service Class 2
2025	19		17.61	17.44	334	0.95%	0.25%	0.45%	16.56%	16.33%
2024	36		15.10	14.99	538	1.20%	0.25%	0.45%	23.07%	22.83%
2023	28		12.27	12.20	346	3.52%	0.25%	0.45%	5.07%	25.14%
2022	0	*	9.75	9.75	3	1.11%	0.45%	0.45%	(19.77)%	(19.77)%
2021	0	*	12.15	12.15	4	6.24%	0.45%	0.45%	0.88%	0.88%
Fidelity VIP Utilities Portfolio, Initial Class
2025	12		18.59	18.41	224	1.80%	0.25%	0.45%	13.82%	13.60%
2024	13		16.33	16.20	212	2.75%	0.25%	0.45%	28.68%	28.42%
2023	6		12.62	12.62	76	2.27%	0.45%	0.45%	(1.48)%	(1.48)%
2022	6		12.81	12.81	78	1.59%	0.45%	0.45%	4.95%	4.95%
2021	6		12.20	12.20	74	0.00%	0.45%	0.45%	7.81%	7.81%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2025	11		13.36	13.36	147	0.72%	0.25%	0.25%	7.43%	7.43%
2024	15		12.44	12.44	186	0.85%	0.25%	0.25%	8.89%	8.89%
2023	10		11.42	11.42	116	0.85%	0.25%	0.25%	20.31%	20.31%
2022	10		9.49	9.49	94	4.27%	0.25%	0.25%	(1.83)%	(1.83)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin DynaTech VIP Fund, Class 2
2025	14		$15.88	$15.88	$227	0.00%	0.45%	0.45%	17.60%	17.60%
2024	14		13.50	13.50	190	0.00%	0.45%	0.45%	29.86%	29.86%
2023	14		10.40	10.40	146	0.00%	0.45%	0.45%	43.13%	43.13%
2022	14		7.26	7.26	102	0.00%	0.45%	0.45%	(40.23)%	(40.23)%
2021	14		12.15	12.15	171	0.00%	0.45%	0.45%	18.10%	18.10%
Franklin Income VIP Fund, Class 2
2025	17		15.28	15.28	253	5.06%	0.45%	0.45%	12.05%	12.05%
2024	17		13.64	13.64	226	0.32%	0.45%	0.45%	6.72%	6.72%
2023	0	*	12.78	12.78	4	5.15%	0.45%	0.45%	8.14%	8.14%
2022	0	*	11.82	11.82	4	5.07%	0.45%	0.45%	(5.90)%	(5.90)%
2021	0	*	12.56	12.56	5	0.00%	0.45%	0.45%	2.15%	2.15%
Franklin Rising Dividends VIP Fund, Class 2
2025	42		16.63	16.46	702	0.82%	0.25%	0.45%	11.53%	11.30%
2024	45		14.91	14.79	669	0.99%	0.25%	0.45%	10.51%	10.29%
2023	41		13.50	13.41	552	0.42%	0.25%	0.45%	11.80%	11.57%
2022	10		12.07	12.02	122	1.08%	0.25%	0.45%	(10.79)%	(10.97)%
2021	4		13.53	13.50	59	0.82%	0.25%	0.45%	14.22%	2.12%
Franklin Small Cap Value VIP Fund, Class 2
2025	14		17.76	17.57	242	1.07%	0.25%	0.45%	7.39%	7.17%
2024	14		16.54	16.40	224	0.91%	0.25%	0.45%	11.43%	11.20%
2023	13		14.84	14.75	198	0.53%	0.25%	0.45%	12.46%	12.24%
2022	14		13.20	13.14	186	0.82%	0.25%	0.45%	(10.29)%	(10.47)%
2021	15		14.71	14.68	222	0.08%	0.25%	0.45%	2.56%	(0.28)%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	27		11.44	11.32	308	0.00%	0.25%	0.45%	2.26%	2.06%
2024	26		11.18	11.09	294	0.00%	0.25%	0.45%	10.76%	10.53%
2023	26		10.10	10.03	266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	19		7.99	7.95	150	0.00%	0.25%	0.45%	(24.54)%	(24.67)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT Core Fixed Income Fund, Service Class
2025	0	*	$9.47	$9.47	$4	3.62%	0.45%	0.45%	6.84%	6.84%
2024	0	*	8.86	8.86	4	13.18%	0.45%	0.45%	(1.88)%	(1.88)%
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
2025	9		13.95	13.81	126	0.00%	0.25%	0.45%	7.09%	6.88%
2024	9		13.03	12.92	116	0.00%	0.25%	0.45%	19.98%	19.74%
2023	29		10.86	10.79	309	0.00%	0.25%	0.45%	18.15%	17.92%
2022	26		9.19	9.15	241	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	13		12.50	12.47	163	0.00%	0.25%	0.45%	2.30%	13.39%
Goldman Sachs VIT Mid Cap Value Fund, Service Class
2025	9		17.96	17.96	165	0.96%	0.25%	0.25%	8.86%	8.86%
2024	9		16.49	16.49	153	0.76%	0.25%	0.25%	11.87%	11.87%
2023	9		14.74	14.74	139	0.75%	0.25%	0.25%	10.83%	10.83%
2022	10		13.30	13.30	127	0.41%	0.25%	0.25%	(10.46)%	(10.46)%
2021	10		14.86	14.86	143	0.21%	0.25%	0.25%	24.27%	24.27%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
2025	22		14.40	14.40	314	0.52%	0.25%	0.25%	15.53%	15.53%
2024	23		12.46	12.46	287	0.84%	0.25%	0.25%	18.52%	18.52%
2023	21		10.51	10.51	223	0.81%	0.25%	0.25%	18.66%	18.66%
2022	23		8.86	8.86	199	0.17%	0.25%	0.25%	(19.84)%	(19.84)%
2021	3		11.05	11.05	28	1.42%	0.25%	0.25%	(4.94)%	(4.94)%
Goldman Sachs VIT Strategic Growth Fund, Service Class
2025	4		19.24	19.04	77	0.00%	0.25%	0.45%	17.29%	17.06%
2024	6		16.41	16.27	104	0.00%	0.25%	0.45%	31.76%	31.49%
2023	2		12.45	12.37	21	0.00%	0.25%	0.45%	41.30%	41.02%
2022	2		8.81	8.77	15	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	0	*	13.12	13.12	1	0.00%	0.25%	0.25%	15.58%	15.58%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Comstock Fund, Series II
2025	33		$23.26	$23.01	$759	1.48%	0.25%	0.45%	16.85%	16.62%
2024	33		19.90	19.74	655	1.53%	0.25%	0.45%	14.58%	14.35%
2023	33		17.37	17.26	578	1.87%	0.25%	0.45%	11.82%	11.59%
2022	23		15.53	15.47	357	2.06%	0.25%	0.45%	0.59%	0.39%
2021	7		15.44	15.44	113	2.89%	0.25%	0.25%	6.98%	6.98%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-		-	-	-	1.32%	0.25%	0.45%	2.40%	2.33%
2023	22		10.10	10.04	221	2.17%	0.25%	0.45%	5.50%	11.80%
2022	16		8.98	8.98	145	1.62%	0.45%	0.45%	(11.89)%	(11.89)%
Invesco V.I. Equity and Income Fund, Series II
2025	82		16.79	16.62	1,372	1.91%	0.25%	0.45%	12.24%	12.01%
2024	83		14.96	14.84	1,230	1.73%	0.25%	0.45%	11.63%	11.40%
2023	65		13.40	13.32	872	1.82%	0.25%	0.45%	3.71%	9.74%
2022	62		12.14	12.14	756	2.96%	0.45%	0.45%	(8.13)%	(8.13)%
2021	0	*	13.21	13.21	5	0.00%	0.45%	0.45%	0.29%	0.29%
Invesco V.I. Global Real Estate Fund, Series II
2025	23		11.34	11.22	257	1.81%	0.25%	0.45%	7.34%	7.13%
2024	23		10.56	10.47	244	2.43%	0.25%	0.45%	(2.35)%	(2.55)%
2023	23		10.82	10.75	248	1.23%	0.25%	0.45%	8.55%	8.34%
2022	23		9.96	9.92	234	4.13%	0.25%	0.45%	(25.33)%	(25.48)%
2021	7		13.34	13.34	98	3.28%	0.25%	0.25%	7.70%	7.70%
Invesco V.I. Government Securities Fund, Series II
2025	29		9.79	9.79	281	2.80%	0.25%	0.25%	6.69%	6.69%
2024	31		9.18	9.18	281	3.10%	0.25%	0.25%	1.22%	1.22%
2023	9		9.07	9.07	80	1.82%	0.25%	0.25%	4.20%	4.20%
2022	9		8.70	8.70	77	1.78%	0.25%	0.25%	(10.80)%	(10.80)%
2021	8		9.76	9.76	80	3.55%	0.25%	0.25%	(1.73)%	(1.73)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Growth and Income Fund, Series II
2025	5	$20.40	$20.40	$100	1.21%	0.45%	0.45%	14.78%	14.78%
2024	5	17.77	17.77	87	1.24%	0.45%	0.45%	15.20%	15.20%
2023	5	15.43	15.43	76	1.34%	0.45%	0.45%	11.90%	11.90%
2022	5	13.79	13.79	68	1.46%	0.45%	0.45%	(9.66)%	(9.66)%
Invesco V.I. Main Street Fund, Series II
2025	3	18.67	18.67	57	0.33%	0.25%	0.25%	15.35%	15.35%
2024	3	16.19	16.19	49	0.00%	0.25%	0.25%	23.08%	23.08%
2023	4	13.15	13.15	47	0.51%	0.25%	0.25%	22.52%	22.52%
2022	4	10.73	10.73	46	1.43%	0.25%	0.25%	(20.51)%	(20.51)%
2021	2	13.50	13.50	32	1.45%	0.25%	0.25%	3.41%	3.41%
Invesco V.I. Main Street Small Cap Fund, Series II
2025	41	13.44	13.31	547	0.24%	0.25%	0.45%	8.17%	7.95%
2024	42	12.42	12.33	515	0.00%	0.25%	0.45%	12.12%	11.90%
2023	26	11.08	11.08	284	0.98%	0.25%	0.25%	17.53%	17.53%
2022	23	9.43	9.43	214	0.46%	0.25%	0.25%	(16.25)%	(16.25)%
2021	4	11.26	11.26	33	0.19%	0.25%	0.25%	5.05%	5.05%
Invesco V.I. U.S. Government Money Portfolio, Series I
2025	1	11.33	11.33	7	3.64%	0.25%	0.25%	3.38%	3.38%
2024	1	10.96	10.96	15	4.54%	0.25%	0.25%	4.37%	4.37%
2023	1	10.50	10.50	15	4.41%	0.25%	0.25%	4.27%	4.27%
2022	5	10.07	10.07	45	2.52%	0.25%	0.25%	1.02%	1.02%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	5	13.35	13.35	66	1.73%	0.45%	0.45%	14.31%	14.31%
2024	5	11.68	11.68	58	10.64%	0.45%	0.45%	0.81%	0.81%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	-	$-	$-	$-	0.00%	0.45%	0.45%	(7.94)%	(7.94)%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	6	14.08	14.08	90	1.34%	0.25%	0.25%	28.26%	28.26%
2024	6	10.97	10.97	71	2.38%	0.25%	0.25%	(2.24)%	(2.24)%
2023	-	-	-	-	1.79%	0.25%	0.25%	2.43%	2.43%
2022	2	9.45	9.45	17	2.78%	0.25%	0.25%	13.35%	13.35%
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
2025	23	11.46	11.35	266	6.02%	0.25%	0.45%	8.06%	7.84%
2024	25	10.61	10.52	263	6.85%	0.25%	0.45%	6.45%	6.24%
2023	14	9.97	9.90	143	12.42%	0.25%	0.45%	6.29%	6.08%
2022	2	9.38	9.34	21	4.31%	0.25%	0.45%	(13.02)%	(13.19)%
2021	2	10.78	10.75	25	6.18%	0.25%	0.45%	(0.28)%	(0.13)%
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
2025	7	18.73	18.73	124	0.44%	0.25%	0.25%	14.01%	14.01%
2024	7	16.43	16.43	110	0.74%	0.25%	0.25%	16.36%	16.36%
2023	7	14.12	14.12	96	0.61%	0.25%	0.25%	14.35%	14.35%
2022	7	12.34	12.34	85	1.03%	0.25%	0.25%	(12.20)%	(12.20)%
2021	7	14.06	14.06	98	1.63%	0.25%	0.25%	8.82%	8.82%
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	15	11.01	11.01	160	4.70%	0.25%	0.25%	5.64%	5.64%
2024	14	10.42	10.42	145	5.03%	0.25%	0.25%	4.87%	4.87%
2023	11	9.94	9.94	108	4.60%	0.25%	0.25%	4.79%	4.79%
2022	13	9.48	9.48	125	10.58%	0.25%	0.25%	0.36%	0.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

LVIP American Century Ultra Fund, Standard Class II
2025	-	$-	$-	$-	0.00%	0.45%	0.45%	3.82%	3.82%
2024	1	14.28	14.28	14	0.00%	0.25%	0.25%	20.57%	20.57%
MFS VIT II International Growth Portfolio, Service Class
2025	8	13.62	13.54	110	0.69%	0.25%	0.45%	20.51%	20.27%
2024	10	11.30	11.26	109	1.29%	0.25%	0.45%	6.68%	(0.94)%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	8	15.09	15.09	119	1.26%	0.25%	0.25%	32.63%	32.63%
2024	10	11.38	11.38	111	1.88%	0.25%	0.25%	6.36%	6.36%
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class
2025	-	-	-	-	0.00%	0.45%	0.45%	(10.13)%	(10.13)%
2024	1	12.42	12.42	8	0.00%	0.45%	0.45%	(2.39)%	(2.39)%
MFS VIT III Global Real Estate Portfolio, Service Class
2025	1	10.79	10.79	7	1.17%	0.45%	0.45%	2.83%	2.83%
2024	1	10.49	10.49	6	2.54%	0.45%	0.45%	(2.09)%	(2.09)%
MFS VIT III Mid Cap Value Portfolio, Service Class
2025	7	13.52	13.52	95	0.80%	0.25%	0.25%	5.49%	5.49%
2024	8	12.81	12.81	96	1.72%	0.25%	0.25%	11.43%	11.43%
MFS VIT Mid Cap Growth Series, Service Class
2025	18	13.41	13.41	236	0.00%	0.25%	0.25%	3.14%	3.14%
2024	18	13.01	13.01	234	0.00%	0.25%	0.25%	5.65%	5.65%
Morgan Stanley VIF Discovery Portfolio, Class II
2025	1	19.63	19.63	27	0.40%	0.45%	0.45%	11.93%	11.93%
2024	1	17.54	17.54	24	0.00%	0.45%	0.45%	38.36%	38.36%
Morgan Stanley VIF Global Infrastructure Portfolio
2024	-	-	-	-	1.29%	0.45%	0.45%	15.84%	15.84%
2023	2	9.94	9.94	20	2.29%	0.45%	0.45%	3.80%	3.80%
2022	2	9.57	9.57	20	0.00%	0.45%	0.45%	(2.65)%	(2.65)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Morgan Stanley VIF Growth Portfolio, Class II
2025	1		$14.89	$14.89	$15	0.00%	0.45%	0.45%	34.77%	34.77%
2024	0	*	11.05	11.05	3	0.00%	0.45%	0.45%	45.54%	45.54%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
2024	-		-	-	-	0.70%	0.25%	0.25%	2.36%	2.36%
PIMCO VIT High Yield Portfolio, Advisor Class
2025	21		11.99	11.87	252	6.17%	0.25%	0.45%	8.57%	8.36%
2024	35		11.04	10.96	391	5.75%	0.25%	0.45%	6.51%	6.30%
2023	34		10.37	10.37	351	5.56%	0.25%	0.25%	11.83%	11.83%
2022	18		9.27	9.27	171	1.78%	0.25%	0.25%	(10.60)%	(10.60)%
2021	7		10.37	10.37	71	3.68%	0.25%	0.25%	1.26%	1.26%
PIMCO VIT Income Portfolio, Advisor Class
2025	50		11.67	11.67	588	5.09%	0.25%	0.25%	9.81%	9.81%
2024	52		10.63	10.63	549	5.74%	0.25%	0.25%	5.04%	5.04%
2023	29		10.12	10.12	290	5.22%	0.25%	0.25%	7.87%	7.87%
2022	20		9.38	9.38	192	3.25%	0.25%	0.25%	(7.32)%	(7.32)%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	0	*	6.78	6.78	1	3.18%	0.25%	0.25%	5.92%	5.92%
2024	0	*	6.40	6.40	1	2.64%	0.25%	0.25%	(6.34)%	(6.34)%
2023	0	*	6.84	6.84	3	2.28%	0.25%	0.25%	3.62%	3.62%
2022	0	*	6.60	6.60	3	2.28%	0.25%	0.25%	(2.71)%	(2.71)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO VIT Low Duration Portfolio, Advisor Class
2025	37	$10.66	$10.66	$392	3.85%	0.25%	0.25%	5.15%	5.15%
2024	37	10.14	10.14	380	3.89%	0.25%	0.25%	4.13%	4.13%
2023	38	9.73	9.73	373	3.51%	0.25%	0.25%	4.61%	4.61%
2022	35	9.31	9.31	330	2.09%	0.25%	0.25%	(6.07)%	(6.07)%
2021	10	9.91	9.91	96	0.42%	0.25%	0.25%	(0.85)%	(0.85)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	47	10.63	10.52	496	3.22%	0.25%	0.45%	7.47%	7.26%
2024	47	9.89	9.80	469	2.49%	0.25%	0.45%	1.77%	1.57%
2023	48	9.71	9.65	466	2.90%	0.25%	0.45%	3.31%	3.10%
2022	44	9.40	9.36	415	7.10%	0.25%	0.45%	(12.21)%	(12.39)%
2021	3	10.71	10.69	28	4.36%	0.25%	0.45%	0.73%	4.09%
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	98	11.55	11.43	1,135	4.37%	0.25%	0.45%	4.31%	1.06%
2024	85	11.07	11.07	936	4.91%	0.25%	0.25%	5.68%	5.68%
2023	77	10.47	10.47	804	4.48%	0.25%	0.25%	5.54%	5.54%
2022	44	9.93	9.93	435	2.04%	0.25%	0.25%	(0.50)%	(0.50)%
2021	2	9.98	9.98	23	0.37%	0.25%	0.25%	(0.32)%	(0.32)%
PIMCO VIT Total Return Portfolio, Advisor Class
2025	158	9.93	9.83	1,563	4.01%	0.25%	0.45%	8.51%	8.29%
2024	202	9.15	9.08	1,843	3.95%	0.25%	0.45%	2.17%	1.97%
2023	156	8.96	8.90	1,395	3.47%	0.25%	0.45%	5.56%	5.35%
2022	149	8.49	8.45	1,260	2.60%	0.25%	0.45%	(14.60)%	(14.77)%
2021	113	9.94	9.91	1,126	0.94%	0.25%	0.45%	1.18%	(1.26)%
Protective Life Dynamic Allocation Series Conservative Portfolio
2025	4	12.39	12.39	45	2.26%	0.45%	0.45%	10.67%	10.67%
2024	4	11.19	11.19	42	2.00%	0.45%	0.45%	6.71%	6.71%
2023	4	10.49	10.49	41	1.94%	0.45%	0.45%	10.94%	10.94%
2022	4	9.45	9.45	39	1.08%	0.45%	0.45%	(17.07)%	(17.07)%
2021	4	11.40	11.40	50	0.86%	0.45%	0.45%	3.36%	3.36%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Royce Capital Fund Small-Cap Portfolio, Service Class
2025	5	$19.01	$18.81	$93	1.86%	0.25%	0.45%	8.45%	8.24%
2024	5	17.53	17.38	86	1.01%	0.25%	0.45%	3.00%	2.79%
2023	5	17.02	16.91	85	0.71%	0.25%	0.45%	25.22%	24.97%
2022	5	13.59	13.53	68	0.07%	0.25%	0.45%	(9.64)%	(9.82)%
2021	5	15.04	15.00	76	1.30%	0.25%	0.45%	8.21%	13.53%
Schwab Government Money Market Portfolio
2025	247	11.50	11.38	2,823	4.05%	0.25%	0.45%	3.85%	3.64%
2024	308	11.07	10.98	3,391	4.95%	0.25%	0.45%	4.80%	4.59%
2023	272	10.57	10.50	2,862	4.82%	0.25%	0.45%	4.62%	4.42%
2022	181	10.10	10.05	1,825	1.68%	0.25%	0.45%	1.23%	1.03%
2021	98	9.98	9.95	977	0.06%	0.25%	0.45%	(0.17)%	(0.29)%
Schwab S&P 500 Index Portfolio
2025	734	20.91	20.69	15,253	1.19%	0.25%	0.45%	17.53%	17.30%
2024	892	17.79	17.64	15,789	1.33%	0.25%	0.45%	24.64%	24.39%
2023	705	14.27	14.18	10,022	1.46%	0.25%	0.45%	25.91%	25.66%
2022	702	11.34	11.29	7,938	1.20%	0.25%	0.45%	(18.32)%	(18.48)%
2021	367	13.88	13.84	5,086	0.39%	0.25%	0.45%	23.91%	22.90%
Schwab VIT Balanced Portfolio
2025	53	13.11	12.98	697	2.41%	0.25%	0.45%	12.57%	12.35%
2024	54	11.65	11.55	630	2.09%	0.25%	0.45%	7.59%	7.37%
2023	48	10.83	10.76	521	1.88%	0.25%	0.45%	11.68%	11.46%
2022	61	9.69	9.65	586	1.79%	0.25%	0.45%	(14.92)%	(15.09)%
2021	43	11.39	11.37	491	1.36%	0.25%	0.45%	5.07%	4.03%
Schwab VIT Balanced with Growth Portfolio
2025	124	14.55	14.40	1,787	2.23%	0.25%	0.45%	15.31%	15.08%
2024	127	12.62	12.51	1,596	2.63%	0.25%	0.45%	9.70%	9.48%
2023	43	11.50	11.43	499	1.54%	0.25%	0.45%	14.57%	14.34%
2022	37	10.04	9.99	367	1.55%	0.25%	0.45%	(16.21)%	(16.38)%
2021	37	11.98	11.95	440	0.50%	0.25%	0.45%	4.01%	7.08%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Schwab VIT Growth Portfolio
2025	46		$16.28	$16.11	$751	1.93%	0.25%	0.45%	17.94%	17.71%
2024	47		13.80	13.69	641	1.88%	0.25%	0.45%	11.50%	11.27%
2023	47		12.38	12.30	584	1.55%	0.25%	0.45%	17.23%	17.00%
2022	48		10.56	10.51	503	1.61%	0.25%	0.45%	(17.45)%	(17.61)%
2021	48		12.79	12.76	613	1.45%	0.25%	0.45%	7.70%	10.89%
T. Rowe Price All-Cap Opportunities Portfolio
2025	10		17.05	16.89	170	0.00%	0.25%	0.45%	16.01%	15.78%
2024	10		14.70	14.59	148	0.08%	0.25%	0.45%	24.84%	24.59%
2023	10		11.77	11.71	113	0.26%	0.25%	0.45%	14.51%	28.39%
2022	9		9.12	9.12	84	0.00%	0.45%	0.45%	(21.86)%	(21.86)%
2021	0	*	11.67	11.67	4	0.00%	0.45%	0.45%	(0.20)%	(0.20)%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	6		17.12	16.96	94	0.00%	0.25%	0.45%	18.14%	17.90%
2024	6		14.49	14.38	85	0.00%	0.25%	0.45%	34.83%	34.56%
2023	8		10.75	10.69	82	0.00%	0.25%	0.45%	48.59%	48.29%
2022	9		7.23	7.21	67	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	3		11.82	11.82	35	0.00%	0.25%	0.25%	(2.47)%	(2.47)%
T. Rowe Price Health Sciences Portfolio, Class II
2025	31		11.61	11.50	358	0.00%	0.25%	0.45%	17.51%	17.28%
2024	32		9.88	9.81	316	0.00%	0.25%	0.45%	1.16%	0.96%
2023	32		9.77	9.71	316	0.00%	0.25%	0.45%	2.43%	2.23%
2022	26		9.54	9.50	247	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	5		10.95	10.93	58	0.00%	0.25%	0.45%	2.86%	1.86%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

T. Rowe Price Moderate Allocation Portfolio
2025	42	$12.69	$12.56	$534	2.28%	0.25%	0.45%	14.22%	13.99%
2024	43	11.11	11.02	473	2.31%	0.25%	0.45%	9.78%	9.56%
2023	43	10.12	10.06	436	2.33%	0.25%	0.45%	15.06%	14.83%
2022	44	8.79	8.76	383	1.49%	0.25%	0.45%	(18.52)%	(18.68)%
2021	44	10.79	10.77	474	1.31%	0.25%	0.45%	1.39%	0.04%
Templeton Developing Markets VIP Fund, Class 2
2025	8	14.84	14.84	121	0.62%	0.25%	0.25%	45.90%	45.90%
2024	10	10.17	10.17	103	3.63%	0.25%	0.25%	7.40%	7.40%
2023	6	9.47	9.47	58	2.56%	0.25%	0.25%	12.34%	12.34%
2022	8	8.43	8.43	70	0.85%	0.25%	0.25%	(22.18)%	(22.18)%
2021	1	10.83	10.83	6	0.00%	0.25%	0.25%	1.50%	1.50%
Templeton Foreign VIP Fund, Class 2
2025	4	17.00	17.00	63	2.33%	0.45%	0.45%	28.61%	28.61%
2024	4	13.22	13.22	49	2.40%	0.45%	0.45%	(1.44)%	(1.44)%
2023	4	13.41	13.41	50	3.19%	0.45%	0.45%	20.22%	20.22%
2022	4	11.16	11.16	42	2.93%	0.45%	0.45%	(8.02)%	(8.02)%
2021	4	12.13	12.13	45	2.12%	0.45%	0.45%	(2.15)%	(2.15)%
Templeton Global Bond VIP Fund, Class 2
2025	4	9.47	9.37	35	0.00%	0.25%	0.45%	15.44%	15.21%
2024	4	8.20	8.13	30	0.00%	0.25%	0.45%	(11.59)%	(11.77)%
2023	4	9.28	9.22	34	0.00%	0.25%	0.45%	2.63%	2.42%
2022	4	9.04	9.00	33	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	9	9.53	9.51	22	0.00%	0.25%	0.45%	0.19%	(4.96)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2025	19	$9.45	$9.36	$177	4.25%	0.25%	0.45%	7.42%	7.21%
2024	38	8.79	8.73	332	8.62%	0.25%	0.45%	(1.11)%	(1.31)%
2023	34	8.89	8.89	300	7.24%	0.25%	0.25%	6.17%	6.17%
2022	16	8.38	8.38	136	3.33%	0.25%	0.25%	(17.49)%	(17.49)%
2021	2	10.15	10.15	20	4.01%	0.25%	0.25%	(1.04)%	(1.04)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.